Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—38.1%
*	Adobe, Inc.	16,256	$7,728
*	Advanced Micro Devices, Inc.	76,929	6,039
*	Alarm.com Holdings, Inc.	14,360	1,240
	Brooks Automation, Inc.	30,917	2,524
	Fidelity National Information Services, Inc.	50,903	7,157
*	GoDaddy, Inc.	50,958	3,955
*	Grid Dynamics Holdings, Inc.	184,373	2,937
	Mastercard, Inc.	37,958	13,515
	Microsoft Corporation	120,443	28,397
*	MongoDB, Inc.	7,635	2,042
	National Instruments Corporation	99,314	4,289
*	Nice, Ltd.—ADR	16,909	3,686
*	PayPal Holdings, Inc.	46,880	11,384
*	Pure Storage, Inc.	232,913	5,017
	Texas Instruments, Inc.	40,066	7,572
*	Verra Mobility Corporation	254,570	3,446
*	Workday, Inc.	17,406	4,324
			115,252

	Consumer Discretionary—15.7%
	Advance Auto Parts, Inc.	21,784	3,997
*	Amazon.com, Inc.	7,363	22,782
*	Bright Horizons Family Solutions, Inc.	19,595	3,360
*	Burlington Stores, Inc.	10,290	3,075
*	Etsy, Inc.	8,873	1,789
*	Grand Canyon Education, Inc.	16,692	1,788
*	Revolve Group, Inc.	46,413	2,085
*	Rush Street Interactive, Inc.	167,624	2,739
*	Skyline Champion Corporation	59,332	2,685
*	Ulta Beauty, Inc.	10,865	3,359
			47,659

	Health Care—14.7%
	Abbott Laboratories	32,385	3,881
	Agilent Technologies, Inc.	37,986	4,830
*	Certara, Inc.	102,102	2,787
*	Horizon Therapeutics plc†	68,793	6,332
*	Ligand Pharmaceuticals, Inc.	10,618	1,619
	STERIS plc†	17,022	3,242
	Stryker Corporation	32,168	7,836
	UnitedHealth Group, Inc.	26,601	9,897
*	Veracyte, Inc.	18,965	1,019
	Zoetis, Inc.	20,115	3,168
			44,611

	Communication Services—9.7%
	Activision Blizzard, Inc.	39,401	3,664
*	Alphabet, Inc. Class “A”	10,813	22,302
*	Take-Two Interactive Software, Inc.	10,783	1,905
	Warner Music Group Corporation	46,530	1,598
			29,469

	Industrials—8.8%
	BWX Technologies, Inc.	71,727	4,730

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Copart, Inc.	47,217	$5,128
*	CoStar Group, Inc.	4,647	3,819
	Fortive Corporation	60,892	4,301
*	Kornit Digital, Ltd.†	18,318	1,816
	The Brink’s Co.	60,922	4,827
*	Trex Co., Inc.	22,167	2,029
			26,650

	Consumer Staples—5.3%
*	BJ’s Wholesale Club Holdings, Inc.	58,470	2,623
	The Coca-Cola Co.	137,829	7,265
	The Estee Lauder Cos., Inc.	20,826	6,057
			15,945

	Financials—2.6%
	Aon plc†	18,555	4,270
	Ares Management Corporation	62,589	3,507
			7,777

	Energy—1.9%
	Cameco Corporation†	225,274	3,742
	New Fortress Energy, Inc.	45,932	2,108
			5,850

	Materials—1.5%
	Ball Corporation	54,789	4,643

	Real Estate—1.0%
	SBA Communications Corporation	10,837	3,008

	Total Common Stocks—99.3% (cost $160,999)		300,864

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $2,261, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $2,306	$2,261	2,261

	Total Repurchase Agreement—0.8% (cost $2,261)		2,261

	Total Investments—100.1% (cost $163,260)		303,125

	Liabilities, plus cash and other assets—(0.1)%		(167)

	Net assets—100.0%		$302,958

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—43.2%
	Accenture plc†	89,020	$24,592
*	Adobe, Inc.	46,500	22,105
*	Advanced Micro Devices, Inc.	232,328	18,238
	Fidelity National Information Services, Inc.	88,780	12,483
*	Guidewire Software, Inc.	76,370	7,761
	Intuit, Inc.	50,880	19,490
	Lam Research Corporation	39,380	23,441
	Mastercard, Inc.	100,360	35,733
	Microsoft Corporation	336,080	79,238
*	PayPal Holdings, Inc.	134,120	32,570
*	salesforce.com, Inc.	71,900	15,233
	Texas Instruments, Inc.	127,660	24,126
			315,010

	Consumer Discretionary—16.6%
*	Amazon.com, Inc.	20,845	64,496
*	Marriott International, Inc.	88,280	13,075
	NIKE, Inc.	177,300	23,562
	Starbucks Corporation	186,740	20,405
			121,538

	Health Care—13.4%
	Abbott Laboratories	103,170	12,364
*	ABIOMED, Inc.	37,318	11,894
*	Illumina, Inc.	26,060	10,009
	Stryker Corporation	76,370	18,602
	UnitedHealth Group, Inc.	78,930	29,367
	Zoetis, Inc.	101,020	15,909
			98,145

	Communication Services—12.2%
	Activision Blizzard, Inc.	163,650	15,219
*	Alphabet, Inc. Class “A”	21,930	45,231
*	Alphabet, Inc. Class “C”	5,300	10,964
*	Live Nation Entertainment, Inc.	210,150	17,789
			89,203

	Industrials—5.6%
*	Copart, Inc.	142,060	15,429
	Equifax, Inc.	65,030	11,779
	Fortive Corporation	194,930	13,770
			40,978

	Consumer Staples—5.1%
	Costco Wholesale Corporation	56,180	19,802
	The Estee Lauder Cos., Inc.	59,070	17,181
			36,983

	Financials—1.8%
	Apollo Global Management, Inc.	277,080	13,026

	Materials—1.5%
	Linde plc†	38,800	10,869

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Common Stocks—(continued)

Total Common Stocks—99.4% (cost $498,832)		725,752

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $6,222, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $6,346	$6,222	$6,222

Total Repurchase Agreement—0.9% (cost $6,222)		6,222

Total Investments—100.3% (cost $505,054)		731,974

Liabilities, plus cash and other assets—(0.3)%		(2,043)

Net assets—100.0%		$729,931

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—27.7%
*	Anaplan, Inc.	23,760	$1,279
*	Aspen Technology, Inc.	7,952	1,148
*	Cadence Design Systems, Inc.	19,090	2,615
	Dolby Laboratories, Inc.	11,885	1,173
*	Dynatrace, Inc.	32,545	1,570
*	EPAM Systems, Inc.	3,010	1,194
*	Euronet Worldwide, Inc.	11,505	1,591
*	GoDaddy, Inc.	18,065	1,402
*	Guidewire Software, Inc.	7,037	715
	Microchip Technology, Inc.	11,340	1,760
*	MongoDB, Inc.	4,985	1,333
*	Nice, Ltd.—ADR	6,680	1,456
	Pegasystems, Inc.	12,695	1,452
*	Pure Storage, Inc.	71,865	1,548
*	RingCentral, Inc.	4,880	1,454
*	Zendesk, Inc.	8,030	1,065
			22,755

	Health Care—25.4%
*	10X Genomics, Inc.	5,910	1,070
*	ABIOMED, Inc.	3,753	1,196
	Agilent Technologies, Inc.	20,790	2,643
*	Align Technology, Inc.	4,310	2,334
	Bio-Techne Corporation	2,782	1,063
*	Centene Corporation	12,280	785
	Encompass Health Corporation	19,238	1,576
*	Exact Sciences Corporation	12,225	1,611
*	Horizon Therapeutics plc†	28,750	2,646
*	Insulet Corporation	6,390	1,667
*	Mettler-Toledo International, Inc.	960	1,109
	STERIS plc†	6,565	1,251
	Teleflex, Inc.	4,545	1,888
			20,839

	Industrials—15.3%
	BWX Technologies, Inc.	36,264	2,391
*	Clarivate plc†	47,880	1,264
*	Copart, Inc.	22,372	2,430
*	CoStar Group, Inc.	3,019	2,481
	Equifax, Inc.	4,610	835
	Fortive Corporation	10,615	750
	Rockwell Automation, Inc.	4,085	1,084
*	Teledyne Technologies, Inc.	3,190	1,319
			12,554

	Consumer Discretionary—8.6%
	Advance Auto Parts, Inc.	8,168	1,499
*	Aptiv plc†	9,560	1,318
*	Bright Horizons Family Solutions, Inc.	6,095	1,045
*	Burlington Stores, Inc.	4,510	1,347
	Domino’s Pizza, Inc.	2,458	904
*	Etsy, Inc.	4,818	972
			7,085

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Communication Services—7.5%
	Cable One, Inc.	310	$567
*	Live Nation Entertainment, Inc.	11,164	945
*	Take-Two Interactive Software, Inc.	11,855	2,095
	Warner Music Group Corporation	42,275	1,451
*	Zillow Group, Inc.	8,770	1,137
			6,195

	Materials—5.8%
	Ball Corporation	17,865	1,514
	FMC Corporation	8,675	960
	Vulcan Materials Co.	13,560	2,288
			4,762

	Financials—4.2%
	Arthur J Gallagher & Co.	15,275	1,906
	East West Bancorp, Inc.	21,345	1,575
			3,481

	Real Estate—1.4%
	SBA Communications Corporation	4,175	1,159

	Consumer Staples—1.4%
*	BJ’s Wholesale Club Holdings, Inc.	24,759	1,111

	Energy—0.9%
	New Fortress Energy, Inc.	16,838	773

	Total Common Stocks—98.2% (cost $56,655)		80,714

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $1,639, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $1,672	$1,639	1,639

	Total Repurchase Agreement—2.0% (cost $1,639)		1,639

	Total Investments—100.2% (cost $58,294)		82,353

	Liabilities, plus cash and other assets—(0.2)%		(139)

	Net assets—100.0%		$82,214

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—16.9%
*	Acadia Healthcare Co., Inc.	7,443	$425
*	Butterfly Network, Inc.	10,718	180
*	Certara, Inc.	14,560	398
*	Codexis, Inc.	22,667	519
	Encompass Health Corporation	5,689	466
*	Globus Medical, Inc.	4,219	260
*	Hanger, Inc.	20,373	465
*	HealthEquity, Inc.	3,767	256
*	Horizon Therapeutics plc†	6,018	554
*	LHC Group, Inc.	2,349	449
*	Ligand Pharmaceuticals, Inc.	1,723	263
*	Mednax, Inc.	20,262	516
*	Merit Medical Systems, Inc.	12,443	745
	Owens & Minor, Inc.	21,856	822
*	Penumbra, Inc.	1,271	344
	STERIS plc†	2,013	383
			7,045

	Financials—16.1%
	Ares Management Corporation	9,285	520
	Columbia Banking System, Inc.	11,926	514
	East West Bancorp, Inc.	11,758	868
*	Encore Capital Group, Inc.	8,091	325
	FirstCash, Inc.	3,255	214
	Glacier Bancorp, Inc.	10,914	623
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,968	279
	LPL Financial Holdings, Inc.	3,551	505
*	Star Peak Energy Transition Corporation	13,153	350
	Virtu Financial, Inc.	17,159	533
	Voya Financial, Inc.	5,630	358
	Western Alliance Bancorp	10,838	1,023
	Wintrust Financial Corporation	8,157	618
			6,730

	Industrials—15.9%
*	Axon Enterprise, Inc.	2,290	326
*	Builders FirstSource, Inc.	15,847	735
	BWX Technologies, Inc.	11,676	770
*	Casella Waste Systems, Inc.	3,665	233
	Douglas Dynamics, Inc.	6,539	302
*	Generac Holdings, Inc.	1,026	336
*	IAA, Inc.	4,560	252
*	Kornit Digital, Ltd.†	3,182	315
	Lincoln Electric Holdings, Inc.	3,828	471
	Luxfer Holdings plc†	29,687	632
	Owens Corning	6,224	573
	The Brink’s Co.	11,390	902
*	Trex Co., Inc.	4,733	433
*	WillScot Mobile Mini Holdings Corporation	12,232	339
			6,619

	Information Technology—12.3%
*	Alarm.com Holdings, Inc.	4,798	415
	Brooks Automation, Inc.	5,770	471

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology—12.3%—(continued)
	CMC Materials, Inc.	1,801	$318
*	Cree, Inc.	3,469	375
	Dolby Laboratories, Inc.	4,395	434
	Entegris, Inc.	2,764	309
*	Euronet Worldwide, Inc.	3,419	473
*	j2 Global, Inc.	3,589	430
*	Knowles Corporation	11,460	240
*	Nice, Ltd.—ADR	2,151	469
*	Pure Storage, Inc.	19,170	413
*	Verra Mobility Corporation	41,036	555
*	Vertex, Inc.	10,083	222
			5,124

	Consumer Discretionary—10.0%
	Advance Auto Parts, Inc.	2,467	453
*	Boot Barn Holdings, Inc.	8,211	512
*	Bright Horizons Family Solutions, Inc.	2,228	382
*	Burlington Stores, Inc.	1,562	467
*	Grand Canyon Education, Inc.	6,792	727
*	National Vision Holdings, Inc.	7,326	321
	Service Corporation International	7,937	405
*	Skyline Champion Corporation	12,510	566
*	Terminix Global Holdings, Inc.	6,723	320
			4,153

	Materials—6.6%
	Avery Dennison Corporation	2,359	433
	Crown Holdings, Inc.	6,794	659
	Eagle Materials, Inc.	3,898	524
	FMC Corporation	2,067	229
	Martin Marietta Materials, Inc.	1,222	410
*	Orion Engineered Carbons S.A.†	25,151	496
			2,751

	Real Estate—6.4%
	Acadia Realty Trust	5,021	95
	Americold Realty Trust	9,965	383
	CoreSite Realty Corporation	3,575	429
	Douglas Emmett, Inc.	4,472	141
	Equity LifeStyle Properties, Inc.	8,782	559
	Healthcare Realty Trust, Inc.	10,819	328
*	Jones Lang LaSalle, Inc.	1,871	335
	Sunstone Hotel Investors, Inc.	32,132	400
			2,670

	Energy—5.6%
	Cameco Corporation†	41,267	685
*	ChampionX Corporation	11,976	260
*	Denbury, Inc.	19,732	945
	New Fortress Energy, Inc.	9,969	458
			2,348

	Consumer Staples—4.7%
*	BJ’s Wholesale Club Holdings, Inc.	8,467	380

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Consumer Staples—4.7%—(continued)
	Inter Parfums, Inc.	4,413	$313
*	Performance Food Group Co.	8,761	505
	Primo Water Corporation†	18,880	307
	Spectrum Brands Holdings, Inc.	5,576	474
			1,979

	Communication Services—2.2%
	Cable One, Inc.	166	303
*	Live Nation Entertainment, Inc.	3,492	296
*	Zynga, Inc.	31,797	325
			924

	Utilities—1.2%
	IDACORP, Inc.	5,092	509

	Total Common Stocks—97.9% (cost $30,264)		40,852

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $905, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $924	$905	905

	Total Repurchase Agreement—2.2% (cost $905)		905

	Total Investments—100.1% (cost $31,169)		41,757

	Liabilities, plus cash and other assets—(0.1)%		(38)

	Net assets—100.0%		$41,719

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—27.9%
*	10X Genomics, Inc.	257,215	$46,556
*	ABIOMED, Inc.	178,441	56,875
*	Acadia Healthcare Co., Inc.	923,824	52,787
*	Amedisys, Inc.	178,879	47,365
	Bio-Techne Corporation	189,131	72,235
*	Blueprint Medicines Corporation	208,572	20,280
*	Butterfly Network, Inc.	859,159	14,460
*	Certara, Inc.	695,174	18,978
*	Charles River Laboratories International, Inc.	191,500	55,503
	Encompass Health Corporation	901,872	73,863
*	Halozyme Therapeutics, Inc.	1,144,828	47,728
*	HealthEquity, Inc.	789,504	53,686
*	Horizon Therapeutics plc†	812,484	74,781
*	Insmed, Inc.	688,241	23,442
*	Inspire Medical Systems, Inc.	153,743	31,823
*	Insulet Corporation	170,190	44,406
*	Ligand Pharmaceuticals, Inc.	241,432	36,806
*	Masimo Corporation	104,713	24,048
*	Merit Medical Systems, Inc.	572,733	34,295
*	Penumbra, Inc.	195,798	52,979
	Teleflex, Inc.	83,127	34,536
*	Twist Bioscience Corporation	137,706	17,056
*	Veracyte, Inc.	958,270	51,507
			985,995

	Information Technology—24.4%
*	Alarm.com Holdings, Inc.	500,779	43,257
*	Aspen Technology, Inc.	346,046	49,945
*	Avalara, Inc.	307,017	40,965
	Brooks Automation, Inc.	743,798	60,731
*	Cree, Inc.	313,382	33,886
*	Dynatrace, Inc.	891,994	43,030
	Entegris, Inc.	343,605	38,415
*	Euronet Worldwide, Inc.	387,141	53,542
*	GoDaddy, Inc.	522,818	40,581
*	Guidewire Software, Inc.	216,039	21,956
*	j2 Global, Inc.	361,841	43,370
*	LiveRamp Holdings, Inc.	590,386	30,629
	National Instruments Corporation	961,876	41,539
*	Nice, Ltd.—ADR	241,980	52,744
*	Novanta, Inc.†	212,149	27,980
	Pegasystems, Inc.	196,900	22,514
*	Proofpoint, Inc.	223,400	28,102
*	Pure Storage, Inc.	2,840,860	61,192
*	Q2 Holdings, Inc.	208,600	20,902
*	Varonis Systems, Inc.	768,831	39,472
*	Workiva, Inc.	280,509	24,758
*	Zendesk, Inc.	308,433	40,904
			860,414

	Industrials—15.7%
*	Axon Enterprise, Inc.	409,138	58,269
*	Builders FirstSource, Inc.	1,069,683	49,601
	BWX Technologies, Inc.	1,377,280	90,818

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Generac Holdings, Inc.	185,776	$60,832
	HEICO Corporation	225,841	25,656
	Lincoln Electric Holdings, Inc.	220,358	27,091
*	Mercury Systems, Inc.	715,257	50,533
	Ritchie Bros Auctioneers, Inc.†	846,047	49,536
	The Brink’s Co.	964,278	76,400
*	Trex Co., Inc.	701,104	64,179
			552,915

	Consumer Discretionary—12.0%
	Advance Auto Parts, Inc.	206,665	37,921
*	Bright Horizons Family Solutions, Inc.	319,260	54,737
*	Burlington Stores, Inc.	142,989	42,725
*	Etsy, Inc.	262,630	52,965
*	Grand Canyon Education, Inc.	818,142	87,623
*	Helen of Troy, Ltd.†	203,158	42,797
*	Leslie’s, Inc.	1,425,100	34,901
*	National Vision Holdings, Inc.	738,930	32,387
*	Terminix Global Holdings, Inc.	813,686	38,788
			424,844

	Financials—5.2%
	Ares Management Corporation	764,133	42,814
	FirstCash, Inc.	398,890	26,195
*	Star Peak Energy Transition Corporation	929,592	24,709
	Virtu Financial, Inc.	1,543,972	47,940
	Western Alliance Bancorp	427,075	40,333
			181,991

	Materials—4.2%
	Crown Holdings, Inc.	762,407	73,984
	Martin Marietta Materials, Inc.	223,902	75,191
			149,175

	Communication Services—3.7%
	Cable One, Inc.	23,727	43,382
*	Live Nation Entertainment, Inc.	495,060	41,907
*	Zynga, Inc.	4,415,602	45,083
			130,372

	Consumer Staples—2.2%
*	BJ’s Wholesale Club Holdings, Inc.	1,276,631	57,269
*	Celsius Holdings, Inc.	381,950	18,353
			75,622

	Energy—2.1%
	Cameco Corporation†	2,715,120	45,098
	New Fortress Energy, Inc.	661,804	30,384
			75,482

	Real Estate—1.1%
	FirstService Corporation†	268,237	39,750

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Common Stocks—(continued)

Total Common Stocks—98.5% (cost $2,406,926)		3,476,560

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $53,784, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $54,860	$53,784	$53,784

Total Repurchase Agreement—1.5% (cost $53,784)		53,784

Total Investments—100.0% (cost $2,460,710)		3,530,344

Cash and other assets, less liabilities—0.0%		789

Net assets—100.0%		$3,531,133

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—22.5%
	American Financial Group, Inc.	145	$16
	CNO Financial Group, Inc.	518	13
	East West Bancorp, Inc.	278	20
	First American Financial Corporation	245	14
	FNB Corporation	1,076	14
	Hancock Whitney Corporation	351	15
	Home BancShares, Inc.	599	16
	National Bank Holdings Corporation	302	12
	PacWest Bancorp	543	21
	Radian Group, Inc.	567	13
	Selective Insurance Group, Inc.	232	17
*	SVB Financial Group	49	24
	The Hanover Insurance Group, Inc.	126	16
	Umpqua Holdings Corporation	973	17
	Voya Financial, Inc.	297	19
	Western Alliance Bancorp	315	30
			277

	Industrials—18.6%
	Booz Allen Hamilton Holding Corporation	149	12
	Brady Corporation	359	19
*	Chart Industries, Inc.	159	23
	Curtiss-Wright Corporation	148	18
	Fortune Brands Home & Security, Inc.	220	21
*	FTI Consulting, Inc.	137	19
	Kansas City Southern	115	30
	Rexnord Corporation	408	19
	Simpson Manufacturing Co., Inc.	154	16
	The Toro Co.	256	27
	Westinghouse Air Brake Technologies Corporation	314	25
			229

	Consumer Discretionary—12.6%
	Churchill Downs, Inc.	83	19
*	Deckers Outdoor Corporation	63	21
*	Helen of Troy, Ltd.†	89	19
*	LKQ Corporation	439	18
	Murphy USA, Inc.	106	15
	PulteGroup, Inc.	425	22
	Service Corporation International	313	16
*	TopBuild Corporation	118	25
			155

	Real Estate—10.1%
	American Assets Trust, Inc.	437	14
	American Campus Communities, Inc.	263	11
	Americold Realty Trust	417	16
	CoreSite Realty Corporation	69	8
	Equity LifeStyle Properties, Inc.	308	20
	Healthcare Realty Trust, Inc.	551	17
	Highwoods Properties, Inc.	260	11
	Life Storage, Inc.	173	15

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Real Estate—(continued)
	Terreno Realty Corporation	210	$12
			124

	Materials—6.5%
	Avient Corporation	359	17
	FMC Corporation	187	21
	Sensient Technologies Corporation	146	11
	Silgan Holdings, Inc.	248	10
	Steel Dynamics, Inc.	393	20
			79

	Health Care—6.3%
*	Bio-Rad Laboratories, Inc.	18	10
	CONMED Corporation	105	14
	Encompass Health Corporation	208	17
*	Hologic, Inc.	234	18
	PerkinElmer, Inc.	150	19
			78

	Information Technology—5.8%
*	Arista Networks, Inc.	54	16
*	Cadence Design Systems, Inc.	125	17
*	Ciena Corporation	355	20
	MAXIMUS, Inc.	205	18
			71

	Energy—4.2%
*	CNX Resources Corporation	1,040	15
	Diamondback Energy, Inc.	249	18
	Helmerich & Payne, Inc.	288	8
	Valero Energy Corporation	139	10
			51

	Communication Services—3.4%
	The Interpublic Group of Cos., Inc.	924	27
*	Zynga, Inc.	1,489	15
			42

	Consumer Staples—3.3%
*	BJ’s Wholesale Club Holdings, Inc.	229	10
	Casey’s General Stores, Inc.	40	9
	J&J Snack Foods Corporation	69	11
	Lamb Weston Holdings, Inc.	145	11
			41

	Utilities—3.3%
	Alliant Energy Corporation	236	13
	Atmos Energy Corporation	134	13
	IDACORP, Inc.	146	15
			41

	Total Common Stocks—96.6% (cost $717)		1,188

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Total Investments—96.6% (cost $717)	1,188

Cash and other assets, less liabilities—3.4%	42

Net assets—100.0%	$1,230

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—23.8%
*	Alarm.com Holdings, Inc.	97,620	$8,432
	American Software, Inc.	273,100	5,653
	Brooks Automation, Inc.	140,595	11,480
*	BTRS Holdings, Inc.	346,540	5,014
	CMC Materials, Inc.	39,230	6,935
	Computer Services, Inc.	111,509	6,579
*	Euronet Worldwide, Inc.	60,170	8,322
*	Grid Dynamics Holdings, Inc.	826,965	13,174
*	j2 Global, Inc.	86,153	10,326
*	Knowles Corporation	292,570	6,121
	Littelfuse, Inc.	28,313	7,487
*	LivePerson, Inc.	108,327	5,713
*	LiveRamp Holdings, Inc.	155,720	8,079
*	Novanta, Inc.†	38,930	5,134
*	PAR Technology Corporation	30,570	2,000
*	PDF Solutions, Inc.	218,872	3,892
*	PROS Holdings, Inc.	112,070	4,763
*	Pure Storage, Inc.	395,466	8,518
*	SiTime Corporation	40,935	4,036
*	Upland Software, Inc.	175,480	8,281
*	Varonis Systems, Inc.	139,710	7,173
*	Verra Mobility Corporation	719,159	9,734
*	Vertex, Inc.	151,243	3,324
*	WNS Holdings, Ltd.—ADR	138,612	10,041
			170,211

	Health Care—23.2%
*	Acadia Healthcare Co., Inc.	185,919	10,623
*	Aerie Pharmaceuticals, Inc.	469,851	8,396
*	Amicus Therapeutics, Inc.	332,980	3,290
*	AxoGen, Inc.	420,270	8,515
*	Blueprint Medicines Corporation	53,380	5,190
*	Butterfly Network, Inc.	188,029	3,165
*	CareDx, Inc.	99,357	6,765
*	Certara, Inc.	322,864	8,814
*	Codexis, Inc.	412,808	9,449
*	CryoLife, Inc.	273,252	6,170
	Encompass Health Corporation	80,571	6,599
*	Halozyme Therapeutics, Inc.	156,900	6,541
*	Hanger, Inc.	435,520	9,939
*	Health Catalyst, Inc.	234,378	10,962
*	HealthEquity, Inc.	99,865	6,791
*	Insmed, Inc.	253,640	8,639
*	LHC Group, Inc.	39,433	7,540
*	Ligand Pharmaceuticals, Inc.	55,148	8,407
*	Merit Medical Systems, Inc.	176,660	10,578
*	Twist Bioscience Corporation	22,766	2,820
	US Physical Therapy, Inc.	53,557	5,575
*	Veracyte, Inc.	149,230	8,021
*	Vericel Corporation	68,460	3,803
			166,592

	Industrials—23.0%
	Albany International Corporation	103,225	8,616

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Builders FirstSource, Inc.	138,030	$6,400
	BWX Technologies, Inc.	235,939	15,558
*	Casella Waste Systems, Inc.	189,050	12,018
	Douglas Dynamics, Inc.	171,383	7,909
*	Ducommun, Inc.	266,059	15,964
*	Energy Recovery, Inc.	295,816	5,425
	ESCO Technologies, Inc.	53,976	5,877
*	Forrester Research, Inc.	147,879	6,282
*	IAA, Inc.	101,750	5,610
*	Kornit Digital, Ltd.†	61,350	6,081
	Lincoln Electric Holdings, Inc.	51,320	6,309
	Luxfer Holdings plc†	485,926	10,341
*	Mercury Systems, Inc.	95,736	6,764
*	Montrose Environmental Group, Inc.	222,468	11,166
*	PAE, Inc.	1,004,938	9,065
	Ritchie Bros Auctioneers, Inc.†	144,815	8,479
	The Brink’s Co.	210,136	16,649
			164,513

	Consumer Discretionary—11.7%
*	Boot Barn Holdings, Inc.	193,064	12,030
	Dine Brands Global, Inc.	77,270	6,956
*	Grand Canyon Education, Inc.	110,772	11,864
	Lithia Motors, Inc.	13,569	5,293
*	National Vision Holdings, Inc.	161,028	7,058
*	Porch Group, Inc.	477,048	8,444
*	Revolve Group, Inc.	200,933	9,028
*	Rush Street Interactive, Inc.	468,050	7,648
*	Skyline Champion Corporation	221,490	10,025
	Winmark Corporation	28,310	5,278
			83,624

	Financials—7.4%
*	Encore Capital Group, Inc.	207,803	8,360
	FirstCash, Inc.	151,738	9,965
	Home BancShares, Inc.	332,388	8,991
	LPL Financial Holdings, Inc.	61,640	8,763
*	Open Lending Corporation	173,507	6,146
*	Star Peak Energy Transition Corporation	264,224	7,023
*	Vesper Healthcare Acquisition Corporation	324,310	3,502
			52,750

	Energy—2.6%
	Cameco Corporation†	690,430	11,468
*	Denbury, Inc.	148,699	7,121
			18,589

	Real Estate—2.0%
	Colliers International Group, Inc.†	69,098	6,788

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Real Estate — (continued)
	FirstService Corporation†	51,757	$7,670
			14,458

	Materials—1.4%
	Orion Engineered Carbons S.A.†	525,037	10,354

	Communication Services—1.4%
*	QuinStreet, Inc.	509,075	10,334

	Consumer Staples—1.0%
*	BJ’s Wholesale Club Holdings, Inc.	166,340	7,462

	Total Common Stocks—97.5% (cost $482,718)		698,887

	Exchange-Traded Funds

	Exchange-Traded Fund—1.0%
	iShares Russell 2000 Growth ETF	23,170	6,968

	Total Exchange-Traded Fund—1.0% (cost $7,237)		6,968

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $11,492, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $11,722	$11,492	11,492

	Total Repurchase Agreement—1.6% (cost $11,492)		11,492

	Total Investments—100.1% (cost $501,447)		717,347

	Liabilities, plus cash and other assets—(0.1)%		(918)

	Net assets—100.0%		$716,429

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—28.6%
	Banc of California, Inc.	20,003	$362
	Banner Corporation	9,469	505
	Boston Private Financial Holdings, Inc.	28,967	386
	Cadence BanCorp	28,751	596
	CNO Financial Group, Inc.	28,199	685
	First American Financial Corporation	7,876	446
	FNB Corporation	50,304	639
	Glacier Bancorp, Inc.	13,119	749
	Hancock Whitney Corporation	22,279	936
	Home BancShares, Inc.	34,132	923
	Horace Mann Educators Corporation	12,236	529
	National Bank Holdings Corporation	14,435	573
	OceanFirst Financial Corporation	20,829	498
	PacWest Bancorp	18,289	698
	Radian Group, Inc.	35,039	815
	Renasant Corporation	14,077	582
	Sandy Spring Bancorp, Inc.	14,612	634
*	Seacoast Banking Corporation of Florida	20,907	758
	Selective Insurance Group, Inc.	11,470	832
	The Hanover Insurance Group, Inc.	5,035	652
	Umpqua Holdings Corporation	35,231	618
	Western Alliance Bancorp	11,653	1,100
			14,516

	Industrials—16.6%
	Alamo Group, Inc.	1,500	234
	Brady Corporation	18,894	1,010
*	Chart Industries, Inc.	5,360	763
	Curtiss-Wright Corporation	6,768	803
	ESCO Technologies, Inc.	4,320	470
	Federal Signal Corporation	9,306	356
*	FTI Consulting, Inc.	4,930	691
*	Gibraltar Industries, Inc.	10,605	971
	Rexnord Corporation	11,275	531
*	Saia, Inc.	2,449	565
	Simpson Manufacturing Co., Inc.	5,152	534
	UniFirst Corporation	3,160	707
	Watts Water Technologies, Inc.	6,524	775
			8,410

	Consumer Discretionary—11.2%
	Carter’s, Inc.	5,892	524
*	Cavco Industries, Inc.	1,607	363
	Churchill Downs, Inc.	2,670	607
*	Deckers Outdoor Corporation	2,641	873
*	Helen of Troy, Ltd.†	3,202	674
	KB Home	10,245	477
*	Monarch Casino & Resort, Inc.	10,418	632
	Murphy USA, Inc.	4,700	679
*	TopBuild Corporation	4,156	870
			5,699

	Real Estate—7.6%
	Acadia Realty Trust	15,080	286

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Real Estate — (continued)
	Agree Realty Corporation	8,233	$554
	American Assets Trust, Inc.	15,814	513
	CoreSite Realty Corporation	2,516	301
	Healthcare Realty Trust, Inc.	19,946	605
	Highwoods Properties, Inc.	12,925	555
	Life Storage, Inc.	6,407	551
	Terreno Realty Corporation	8,775	507
			3,872

	Health Care—6.4%
*	Allscripts Healthcare Solutions, Inc.	14,365	216
*	Avanos Medical, Inc.	7,300	319
	CONMED Corporation	7,832	1,023
	Encompass Health Corporation	10,623	870
*	Integer Holdings Corporation	8,881	818
			3,246

	Materials—5.8%
	Avient Corporation	13,587	642
	Carpenter Technology Corporation	12,915	531
	Minerals Technologies, Inc.	8,455	637
	Sensient Technologies Corporation	6,682	521
	Silgan Holdings, Inc.	14,837	624
			2,955

	Information Technology—5.5%
	Belden, Inc.	10,520	467
*	j2 Global, Inc.	4,741	568
*	LiveRamp Holdings, Inc.	7,712	400
	MAXIMUS, Inc.	6,394	569
*	Semtech Corporation	3,005	208
*	Viavi Solutions, Inc.	38,084	598
			2,810

	Energy—5.1%
	Archrock, Inc.	47,098	447
	Brigham Minerals, Inc.	26,344	386
	Cactus, Inc.	7,812	239
*	CNX Resources Corporation	39,287	578
	HollyFrontier Corporation	8,609	308
*	PDC Energy, Inc.	18,122	623
			2,581

	Consumer Staples—4.9%
*	BJ’s Wholesale Club Holdings, Inc.	8,173	366
	Casey’s General Stores, Inc.	2,442	528
*	Darling Ingredients, Inc.	14,076	1,036
	J&J Snack Foods Corporation	3,373	530
			2,460

	Utilities—4.3%
	Black Hills Corporation	8,632	576
	Chesapeake Utilities Corporation	4,140	480
	IDACORP, Inc.	5,068	507

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Utilities — (continued)
	ONE Gas, Inc.	7,994	$615
			2,178

	Communication Services—2.1%
	John Wiley & Sons, Inc.	6,825	370
	Nexstar Media Group, Inc.	2,515	360
*	QuinStreet, Inc.	17,448	354
			1,084

	Total Common Stocks—98.1% (cost $31,915)		49,811

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $1,129, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $1,151	$1,129	1,129

	Total Repurchase Agreement—2.2% (cost $1,129)		1,129

	Total Investments—100.3% (cost $33,044)		50,940

	Liabilities, plus cash and other assets—(0.3)%		(168)

	Net assets—100.0%		$50,772

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—48.5%

	Canada—1.2%
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	4,932	$1,512

	United States—47.3%
*	Adobe, Inc. (Software)	3,154	1,499
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	1,795	3,702
*	Amazon.com, Inc. (Internet & direct marketing retail)	1,109	3,431
	BlackRock, Inc. (Capital markets)	2,600	1,960
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	6,662	1,931
*	CoStar Group, Inc. (Professional services)	1,478	1,215
	Ecolab, Inc. (Chemicals)	5,420	1,160
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	15,123	1,265
*	Facebook, Inc. Class “A” (Interactive Media & Services)	9,902	2,916
	Fidelity National Information Services, Inc. (IT services)	11,952	1,681
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	3,136	1,535
	Intercontinental Exchange, Inc. (Capital markets)	14,678	1,639
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	1,628	1,203
	Lockheed Martin Corporation (Aerospace & defense)	5,719	2,113
	Mastercard, Inc. Class “A” (IT services)	9,355	3,331
	Microsoft Corporation (Software)	12,888	3,039
	NextEra Energy, Inc. (Electric utilities)	14,506	1,097
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	14,059	1,868
*	PayPal Holdings, Inc. (IT services)	8,939	2,171
	Prologis, Inc. (Equity REIT)	10,967	1,163
	Roper Technologies, Inc. (Industrial conglomerates)	3,916	1,580
*	salesforce.com, Inc. (Software)	12,167	2,578
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	6,994	2,034
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,831	1,748
*	Ulta Beauty, Inc. (Specialty retail)	7,661	2,369
	Union Pacific Corporation (Road & rail)	9,642	2,125
	UnitedHealth Group, Inc. (Health care providers & services)	6,293	2,341
*	Veeva Systems, Inc. Class “A” (Health care technology)	2,981	779
*	Workday, Inc. Class “A” (Software)	7,829	1,945
	Zoetis, Inc. (Pharmaceuticals)	9,788	1,541
			58,959

	Europe—25.5%

	Denmark—3.7%
*	Chr Hansen Holding A/S (Chemicals)	10,199	927
	DSV PANALPINA A/S (Air freight & logistics)	11,252	2,208
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	20,933	1,418
			4,553

	France—4.2%
*	Airbus SE (Aerospace & defense)	27,118	3,070
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	3,323	2,214
			5,284

	Germany—4.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	76,055	3,225
	MTU Aero Engines AG (Aerospace & defense)	8,741	2,057

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Germany — (continued)
	Rational AG (Machinery)	878	$682
			5,964

	Ireland—3.2%
	Allegion plc (Building products)†	7,573	951
*	Aptiv plc (Auto components)†	15,580	2,149
*	Ryanair Holdings plc—ADR (Airlines)	7,958	915
			4,015

	Netherlands—1.0%
*	Adyen N.V. (IT services)	577	1,288

	Sweden—5.6%
	Atlas Copco AB Class “A” (Machinery)	39,825	2,424
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	7,091	1,044
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	27,677	2,553
*	Indutrade AB (Trading companies & distributors)	41,640	961
			6,982

	Switzerland—3.0%
	Lonza Group AG (Life sciences tools & services)	2,760	1,543
	Partners Group Holding AG (Capital markets)	1,685	2,152
			3,695

	Emerging Asia—9.0%

	China—4.8%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	89,844	2,542
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	48,300	1,001
	Tencent Holdings, Ltd. (Interactive Media & Services)	30,300	2,378
			5,921

	India—1.7%
*	HDFC Bank, Ltd.—ADR (Banks)	27,718	2,153

	Taiwan—2.5%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	26,463	3,130

	Asia—5.5%

	Australia—3.5%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	76,791	2,003
*	Atlassian Corporation plc Class “A” (Software)†	4,895	1,032
	CSL, Ltd. (Biotechnology)	6,313	1,269
			4,304

	Hong Kong—1.6%
	AIA Group, Ltd. (Insurance)	166,400	2,019

	New Zealand—0.4%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	23,737	532

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Japan—5.4%
	Daikin Industries, Ltd. (Building products)	9,500	$1,915
	Keyence Corporation (Electronic equipment, instruments & components)	3,400	1,544
	Nihon M&A Center, Inc. (Professional services)	70,400	1,903
	SMC Corporation (Machinery)	2,400	1,394
			6,756

	United Kingdom—3.7%
*	Compass Group plc (Hotels, restaurants & leisure)	118,004	2,378
	Experian plc (Professional services)	27,015	930
	Halma plc (Electronic equipment, instruments & components)	15,396	504
*	Rentokil Initial plc (Commercial services & supplies)	114,297	763
			4,575

	Emerging Latin America—1.6%

	Argentina—1.6%
*	Globant S.A. (IT services)†	5,662	1,175
*	MercadoLibre, Inc. (Internet & direct marketing retail)	586	863
			2,038

	Total Common Stocks—99.2% (cost $69,334)		123,680

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $1,613, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $1,645	$1,613	1,613

	Total Repurchase Agreement—1.3% (cost $1,613)		1,613

	Total Investments—100.5% (cost $70,947)		125,293

	Liabilities, plus cash and other assets—(0.5)%		(651)

	Net assets—100.0%		$124,642

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	24.9%
Industrials	22.0%
Consumer Discretionary	18.9%
Health Care	13.8%
Financials	8.0%
Communication Services	7.3%
Materials	1.7%
Consumer Staples	1.6%
Real Estate	0.9%
Utilities	0.9%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	58.9%
Euro	10.1%
Hong Kong Dollar	6.4%
Swedish Krona	5.6%
Japanese Yen	5.5%
British Pound Sterling	3.7%
Danish Krone	3.7%
Swiss Franc	3.0%
Australian Dollar	2.7%
All Other Currencies	0.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—47.8%

	Denmark—5.9%
*	Chr Hansen Holding A/S (Chemicals)	42,935	$3,902
	Coloplast A/S Class “B” (Health care equipment & supplies)	106,396	15,998
	DSV PANALPINA A/S (Air freight & logistics)	76,201	14,950
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	255,441	17,306
	Orsted A/S (Electric utilities)	90,211	14,570
			66,726

	Finland—1.3%
	Neste Oyj (Oil, gas & consumable fuels)	281,691	14,951

	France—12.5%
*	Airbus SE (Aerospace & defense)	280,858	31,797
	L’Oreal S.A. (Personal products)	44,365	17,002
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	58,379	38,893
*	Safran S.A. (Aerospace & defense)	205,629	27,984
	Sartorius Stedim Biotech (Life sciences tools & services)	33,596	13,837
	Teleperformance (Professional services)	32,763	11,941
			141,454

	Germany—4.1%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	644,173	27,312
	Rational AG (Machinery)	16,743	13,008
*	TeamViewer AG (Software)	156,395	6,681
			47,001

	Ireland—2.8%
	Kingspan Group plc (Building products)	224,480	19,033
*	Ryanair Holdings plc—ADR (Airlines)	115,495	13,282
			32,315

	Netherlands—4.1%
*	Adyen N.V. (IT services)	9,511	21,231
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	42,307	25,650
			46,881

	Norway—0.9%
	TOMRA Systems ASA (Commercial services & supplies)	224,019	9,699

	Spain—2.0%
*	Amadeus IT Group S.A. (IT services)	316,888	22,438

	Sweden—5.4%
	Atlas Copco AB Class “A” (Machinery)	413,698	25,181
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	260,462	24,026
	Nibe Industrier AB Class “B” (Building products)	384,109	11,910
			61,117

	Switzerland—8.8%
	Lonza Group AG (Life sciences tools & services)	39,115	21,868
	Partners Group Holding AG (Capital markets)	16,134	20,604
	Sika AG (Chemicals)	62,187	17,765
	Straumann Holding AG (Health care equipment & supplies)	20,420	25,472

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—47.8%—(continued)

	Switzerland — (continued)
	Temenos AG (Software)	94,916	$13,663
			99,372

	Emerging Asia—18.2%

	China—10.2%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	980,356	27,743
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	385,287	9,393
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	44,500	13,639
	NetEase, Inc. (Entertainment)	988,975	20,125
*	TAL Education Group—ADR (Diversified consumer services)	291,409	15,692
	Tencent Holdings, Ltd. (Interactive Media & Services)	379,700	29,793
			116,385

	India—4.2%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	658,438	22,551
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	941,048	25,253
			47,804

	Taiwan—2.8%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,546,000	31,805

	Thailand—1.0%
*	Sea, Ltd.—ADR (Entertainment)	49,786	11,114

	United Kingdom—12.4%
	Ashtead Group plc (Trading companies & distributors)	508,416	30,328
*	Compass Group plc (Hotels, restaurants & leisure)	685,497	13,811
	Experian plc (Professional services)	523,068	18,006
	Halma plc (Electronic equipment, instruments & components)	318,738	10,432
	London Stock Exchange Group plc (Capital markets)	192,190	18,388
*	Rentokil Initial plc (Commercial services & supplies)	1,690,104	11,286
	Segro plc (Equity REIT)	1,139,102	14,724
	Spirax-Sarco Engineering plc (Machinery)	76,782	12,067
*	Trainline plc (Internet & direct marketing retail)	1,852,900	11,725
			140,767

	Japan—9.0%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	233,500	6,432
	Daikin Industries, Ltd. (Building products)	101,400	20,440
	Hoya Corporation (Health care equipment & supplies)	150,200	17,642
	Keyence Corporation (Electronic equipment, instruments & components)	47,500	21,565
	M3, Inc. (Health care technology)	92,800	6,345
	Nihon M&A Center, Inc. (Professional services)	388,200	10,494
	SMC Corporation (Machinery)	32,300	18,760
			101,678

	Asia—6.5%

	Australia—3.8%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	722,675	18,855
*	Atlassian Corporation plc Class “A” (Software)†	42,467	8,950

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—6.5%—(continued)

	Australia — (continued)
	CSL, Ltd. (Biotechnology)	77,905	$15,660
			43,465

	Hong Kong—1.9%
	AIA Group, Ltd. (Insurance)	1,784,800	21,650

	New Zealand—0.8%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	393,833	8,829

	Canada—3.4%
	Canadian National Railway Co. (Road & rail)	226,752	26,315
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	39,009	11,964
			38,279

	Emerging Latin America—1.2%

	Argentina—1.2%
*	MercadoLibre, Inc. (Internet & direct marketing retail)	9,193	13,534

	Total Common Stocks—98.5% (cost $814,433)		1,117,264

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $18,773, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $19,149	$18,773	18,773

	Total Repurchase Agreement—1.7% (cost $18,773)		18,773

	Total Investments—100.2% (cost $833,206)		1,136,037

	Liabilities, plus cash and other assets—(0.2)%		(2,121)

	Net assets—100.0%		$1,133,916

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	29.3%
Information Technology	19.1%
Consumer Discretionary	13.6%
Health Care	13.4%
Financials	7.4%
Communication Services	5.5%
Energy	3.6%
Consumer Staples	3.6%
Materials	1.9%
Real Estate	1.3%
Utilities	1.3%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.1%
British Pound Sterling	12.6%
Japanese Yen	9.1%
Swiss Franc	8.9%
Hong Kong Dollar	8.9%
U.S. Dollar	6.7%
Danish Krone	6.0%
Swedish Krona	5.5%
Indian Rupee	4.3%
Australian Dollar	3.1%
New Taiwan Dollar	2.8%
Canadian Dollar	2.3%
Chinese Yuan Renminbi	2.1%
All Other Currencies	1.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—44.8%

	Belgium—0.3%
	Warehouses De Pauw CVA (Equity REIT)	171,498	$5,668

	Denmark—4.2%
*	Chr Hansen Holding A/S (Chemicals)	70,240	6,383
	Coloplast A/S Class “B” (Health care equipment & supplies)	61,189	9,201
	DSV PANALPINA A/S (Air freight & logistics)	211,712	41,536
*	Genmab A/S (Biotechnology)	38,643	12,714
	Netcompany Group A/S (Software)	53,626	5,106
	Orsted A/S (Electric utilities)	88,345	14,269
	Royal Unibrew A/S (Beverages)	40,637	4,250
			93,459

	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	368,994	19,585

	France—9.9%
*	Airbus SE (Aerospace & defense)	321,821	36,434
	Dassault Systemes SE (Software)	80,796	17,282
	Hermes International (Textiles, apparel & luxury goods)	8,444	9,348
	Kering S.A. (Textiles, apparel & luxury goods)	37,777	26,076
	L’Oreal S.A. (Personal products)	56,516	21,659
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	52,011	34,650
*	Safran S.A. (Aerospace & defense)	197,989	26,945
	Sartorius Stedim Biotech (Life sciences tools & services)	23,672	9,749
	Teleperformance (Professional services)	75,311	27,449
*	Worldline S.A. (IT services)	103,925	8,707
			218,299

	Germany—6.1%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	57,857	8,719
	CompuGroup Medical SE & Co. KgaA (Health care technology)	60,951	5,150
*	CTS Eventim AG & Co. KGaA (Entertainment)	99,408	5,763
*	HelloFresh SE (Internet & direct marketing retail)	145,012	10,816
*	Hypoport SE (Diversified financial services)	6,761	3,584
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	607,165	25,743
	KION Group AG (Machinery)	88,995	8,787
	MTU Aero Engines AG (Aerospace & defense)	128,967	30,354
	Nemetschek SE (Software)	51,764	3,302
*	Puma SE (Textiles, apparel & luxury goods)	155,069	15,192
*	TeamViewer AG (Software)	105,093	4,490
	Vonovia SE (Real estate management & development)	194,712	12,718
			134,618

	Ireland—2.1%
*	ICON plc (Life sciences tools & services)†	68,200	13,392
	Kingspan Group plc (Building products)	185,415	15,721
*	Ryanair Holdings plc—ADR (Airlines)	141,201	16,238
			45,351

	Israel—1.0%
*	CyberArk Software, Ltd. (Software)†	36,261	4,690
*	Inmode, Ltd. (Health care equipment & supplies)†	54,244	3,926

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Israel — (continued)
*	Wix.com, Ltd. (IT services)†	48,870	$13,645
			22,261

	Italy—0.6%
*	Amplifon SpA (Health care providers & services)	131,617	4,899
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	77,383	3,327
*	Moncler SpA (Textiles, apparel & luxury goods)	93,973	5,385
			13,611

	Luxembourg—0.6%
*	Eurofins Scientific SE (Life sciences tools & services)	144,572	13,819

	Netherlands—3.7%
*	Adyen N.V. (IT services)	10,740	23,974
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	69,920	42,391
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	79,698	6,677
	Euronext N.V. (Capital markets)	41,143	4,145
	IMCD N.V. (Trading companies & distributors)	41,205	5,726
			82,913

	Norway—0.7%
*	Pexip Holding ASA (Software)	277,211	3,101
	Scatec ASA (Independent power & renewable electricity producers)	138,861	4,199
	TOMRA Systems ASA (Commercial services & supplies)	185,982	8,052
			15,352

	Spain—1.8%
*	Amadeus IT Group S.A. (IT services)	416,424	29,486
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	371,013	7,927
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	146,063	3,097
			40,510

	Sweden—6.1%
	AddTech AB Class “B” (Trading companies & distributors)	232,031	3,454
	Atlas Copco AB Class “A” (Machinery)	669,908	40,777
	Beijer Ref AB (Trading companies & distributors)	113,997	5,010
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	126,974	18,697
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	265,659	24,505
*	Indutrade AB (Trading companies & distributors)	370,878	8,561
	Investment AB Latour Class “B” (Industrial conglomerates)	227,700	5,897
	Lifco AB Class “B” (Industrial conglomerates)	57,809	5,375
	Nibe Industrier AB Class “B” (Building products)	228,109	7,073
*	Nolato AB Class “B” (Industrial conglomerates)	51,130	4,555
	Sweco AB Class “B” (Construction & engineering)	230,834	3,769
*	Thule Group AB (Leisure products)	102,311	4,442
*	Vitrolife AB (Biotechnology)	94,762	2,782
			134,897

	Switzerland—6.8%
	Belimo Holding AG (Building products)	487	3,937
	Logitech International S.A. (Technology hardware, storage & peripherals)	77,937	8,175

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	Lonza Group AG (Life sciences tools & services)	42,691	$23,867
	Partners Group Holding AG (Capital markets)	19,227	24,554
*	Siegfried Holding AG (Life sciences tools & services)	6,235	5,136
*	SIG Combibloc Group AG (Containers & packaging)	289,848	6,704
	Sika AG (Chemicals)	123,232	35,204
	Softwareone Holding AG (Electronic equipment, instruments & components)	143,260	3,698
	Straumann Holding AG (Health care equipment & supplies)	13,278	16,563
	Tecan Group AG (Life sciences tools & services)	13,310	5,906
	Temenos AG (Software)	46,889	6,749
	VAT Group AG (Machinery)	24,536	6,874
*	Zur Rose Group AG (Food & staples retailing)	9,841	3,696
			151,063

	Emerging Asia—23.6%

	China—12.6%
	A-Living Smart City Services Co., Ltd. Class “H” (Commercial services & supplies)	670,750	2,977
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	753,416	6,810
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	782,000	996
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,061,084	30,028
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,200,800	5,221
	Chacha Food Co., Ltd. Class “A” (Food products)	435,242	3,254
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	838,000	8,494
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	308,059	7,510
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	347,270	7,952
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	308,250	12,767
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	28,353	8,690
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	2,020,000	13,122
*	Meituan Class “B” (Internet & direct marketing retail)	337,200	12,934
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	166,113	3,637
	NetEase, Inc. (Entertainment)	689,725	14,036
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	883,921	3,799
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	2,532,000	30,143
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	164,999	4,011
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	92,750	5,647
	Silergy Corporation (Semiconductors & semiconductor equipment)	78,000	6,301
*	TAL Education Group—ADR (Diversified consumer services)	177,289	9,547
	Tencent Holdings, Ltd. (Interactive Media & Services)	446,700	35,051
*	Tencent Music Entertainment Group—ADR (Entertainment)	231,518	4,744
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	165,539	6,326
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	406,500	3,297
*	Weimob, Inc. (Software)	1,409,000	3,150
	Will Semiconductor Co., Ltd. Shanghai Class “A” (Semiconductors & semiconductor equipment)	77,077	3,019
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	271,414	5,805
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	1,543,500	19,328
			278,596

	India—4.0%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	801,058	4,239
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	148,462	5,482

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Havells India, Ltd. (Electrical equipment)	307,237	$4,424
*	HDFC Bank, Ltd. (Banks)	1,185,297	24,227
	Info Edge India, Ltd. (Interactive Media & Services)	65,940	3,860
*	InterGlobe Aviation, Ltd. (Airlines)	293,367	6,504
	Ipca Laboratories, Ltd. (Pharmaceuticals)	111,702	2,921
*	Pidilite Industries, Ltd. (Chemicals)	149,204	3,694
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,245,215	33,594
			88,945

	Indonesia—1.2%
	Bank Central Asia Tbk PT (Banks)	12,046,700	25,773

	South Korea—1.0%
	Kakao Corporation (Interactive Media & Services)	25,828	11,365
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	20,438	11,919
			23,284

	Taiwan—3.8%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	373,000	4,628
	Airtac International Group (Machinery)	130,000	4,579
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	62,000	3,238
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	243,000	6,387
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	767,000	26,048
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	322,913	38,194
			83,074

	Thailand—1.0%
	Airports of Thailand PCL (Transportation infrastructure)	1,321,000	2,917
	Carabao Group PCL Class “F” (Beverages)	744,700	3,074
*	Sea, Ltd.—ADR (Entertainment)	77,071	17,204
			23,195

	United Kingdom—11.3%
	3i Group plc (Capital markets)	497,854	7,917
*	Abcam plc (Biotechnology)	126,792	2,431
	Ashtead Group plc (Trading companies & distributors)	586,004	34,956
	Avast plc (Software)	1,236,207	7,771
	AVEVA Group plc (Software)	142,556	6,725
	Big Yellow Group plc (Equity REIT)	267,522	4,112
*	boohoo Group plc (Internet & direct marketing retail)	903,317	4,234
*	Ceres Power Holdings plc (Electrical equipment)	137,659	2,384
*	Compass Group plc (Hotels, restaurants & leisure)	1,261,305	25,413
	Croda International plc (Chemicals)	186,947	16,360
	Diploma plc (Trading companies & distributors)	133,634	4,694
	Experian plc (Professional services)	500,350	17,224
	Halma plc (Electronic equipment, instruments & components)	483,257	15,816
	Intermediate Capital Group plc (Capital markets)	385,257	9,783
	Intertek Group plc (Professional services)	115,883	8,950
	London Stock Exchange Group plc (Capital markets)	205,469	19,658
	Renishaw plc (Electronic equipment, instruments & components)	57,101	5,046
*	Rentokil Initial plc (Commercial services & supplies)	1,920,322	12,824

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—(continued)
	Rotork plc (Machinery)	1,555,115	$7,645
	Segro plc (Equity REIT)	975,336	12,607
	Softcat plc (IT services)	194,918	4,872
	Spirax-Sarco Engineering plc (Machinery)	87,303	13,721
*	Trainline plc (Internet & direct marketing retail)	734,675	4,649
			249,792

	Japan—10.5%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	266,000	7,327
*	BASE, Inc. (IT services)	247,500	3,561
	Benefit One, Inc. (Professional services)	180,200	4,783
*	Bengo4.com, Inc. (Interactive Media & Services)	31,200	2,454
	Daikin Industries, Ltd. (Building products)	115,500	23,283
	Disco Corporation (Semiconductors & semiconductor equipment)	18,800	5,900
	GMO Payment Gateway, Inc. (IT services)	46,000	6,099
	Harmonic Drive Systems, Inc. (Machinery)	76,300	5,154
	Hoya Corporation (Health care equipment & supplies)	127,100	14,928
	Keyence Corporation (Electronic equipment, instruments & components)	49,700	22,564
	M3, Inc. (Health care technology)	192,500	13,162
	MISUMI Group, Inc. (Machinery)	196,000	5,691
	MonotaRO Co., Ltd. (Trading companies & distributors)	350,400	9,475
	Nihon M&A Center, Inc. (Professional services)	398,800	10,780
	Nomura Research Institute, Ltd. (IT services)	233,900	7,235
	Olympus Corporation (Health care equipment & supplies)	882,700	18,264
	Omron Corporation (Electronic equipment, instruments & components)	214,300	16,722
	Rakus Co., Ltd. (Software)	204,100	3,934
*	SHIFT, Inc. (IT services)	30,500	3,606
	SMC Corporation (Machinery)	47,800	27,763
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	137,300	6,064
	TechnoPro Holdings, Inc. (Professional services)	79,300	6,603
	TIS, Inc. (IT services)	326,700	7,792
			233,144

	Canada—3.2%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	151,947	5,964
	Canadian National Railway Co. (Road & rail)	341,448	39,625
	Enghouse Systems, Ltd. (Software)	62,261	2,888
*	Kinaxis, Inc. (Software)	32,401	3,781
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	52,203	16,011
	Toromont Industries, Ltd. (Trading companies & distributors)	47,142	3,609
			71,878

	Asia—3.2%

	Australia—1.3%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	421,825	11,006
*	Atlassian Corporation plc Class “A” (Software)†	60,376	12,725
	Netwealth Group, Ltd. (Capital markets)	227,135	2,325
	Pro Medicus, Ltd. (Health care technology)	102,508	3,218
			29,274

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—(continued)

	Hong Kong—1.9%
	AIA Group, Ltd. (Insurance)	3,430,200	$41,608

	Emerging Latin America—2.3%

	Argentina—0.9%
*	Globant S.A. (IT services)†	29,182	6,059
*	MercadoLibre, Inc. (Internet & direct marketing retail)	9,377	13,804
			19,863

	Brazil—1.2%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	811,100	7,871
	Locaweb Servicos de Internet S.A. (IT services)	1,556,493	6,319
	Magazine Luiza S.A. (Multiline retail)	1,805,200	6,491
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	344,800	5,072
			25,753

	Mexico—0.2%
*	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	24,180	4,299

	Emerging Europe—1.0%

	Poland—0.5%
*	Allegro.eu S.A. (Internet & direct marketing retail)	424,617	5,971
*	InPost S.A. (Air freight & logistics)	259,113	4,244
			10,215

	Russia—0.5%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	171,565	10,990

	Total Common Stocks—99.9% (cost $1,381,577)		2,211,089

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $10,476, collateralized by U.S. Treasury Bond—U.S. Treasury Note, 2.000%—2.250%, due 11/15/27—2/15/50, valued at $10,685	$10,476	10,476

	Total Repurchase Agreement—0.5% (cost $10,476)		10,476

	Total Investments—100.4% (cost $1,392,053)		2,221,565

	Liabilities, plus cash and other assets—(0.4)%		(8,481)

	Net assets—100.0%		$2,213,084

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	26.9%
Information Technology	22.1%
Consumer Discretionary	14.2%
Health Care	12.0%
Financials	9.1%
Communication Services	4.8%
Materials	3.1%
Consumer Staples	2.5%
Energy	2.4%
Real Estate	1.6%
Utilities	1.3%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.8%
British Pound Sterling	11.3%
Japanese Yen	10.5%
Hong Kong Dollar	10.3%
U.S. Dollar	8.7%
Swiss Franc	6.8%
Swedish Krona	6.1%
Danish Krone	4.2%
Indian Rupee	4.0%
Chinese Yuan Renminbi	3.2%
New Taiwan Dollar	2.3%
Canadian Dollar	2.3%
Indonesian Rupiah	1.2%
Brazilian Real	1.2%
South Korean Won	1.1%
All Other Currencies	2.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—44.3%

	Belgium—0.3%
	Warehouses De Pauw CVA (Equity REIT)	96,787	$3,198

	Denmark—4.2%
*	Chr Hansen Holding A/S (Chemicals)	39,641	3,602
	Coloplast A/S Class “B” (Health care equipment & supplies)	34,533	5,193
	DSV PANALPINA A/S (Air freight & logistics)	120,200	23,582
*	Genmab A/S (Biotechnology)	21,809	7,175
	Netcompany Group A/S (Software)	30,264	2,882
	Orsted A/S (Electric utilities)	49,858	8,053
	Royal Unibrew A/S (Beverages)	22,934	2,398
			52,885

	Finland—0.9%
	Neste Oyj (Oil, gas & consumable fuels)	208,246	11,053

	France—9.7%
*	Airbus SE (Aerospace & defense)	182,000	20,605
	Dassault Systemes SE (Software)	45,598	9,753
	Hermes International (Textiles, apparel & luxury goods)	4,766	5,276
	Kering S.A. (Textiles, apparel & luxury goods)	21,364	14,747
	L’Oreal S.A. (Personal products)	31,895	12,223
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	29,353	19,555
*	Safran S.A. (Aerospace & defense)	111,737	15,207
	Sartorius Stedim Biotech (Life sciences tools & services)	13,360	5,502
	Teleperformance (Professional services)	42,590	15,523
*	Worldline S.A. (IT services)	58,773	4,924
			123,315

	Germany—6.0%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	32,652	4,920
	CompuGroup Medical SE & Co. KgaA (Health care technology)	34,398	2,906
*	CTS Eventim AG & Co. KGaA (Entertainment)	56,259	3,262
*	HelloFresh SE (Internet & direct marketing retail)	82,009	6,116
*	Hypoport SE (Diversified financial services)	3,816	2,023
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	344,718	14,616
	KION Group AG (Machinery)	50,226	4,959
	MTU Aero Engines AG (Aerospace & defense)	73,221	17,233
	Nemetschek SE (Software)	29,214	1,864
*	Puma SE (Textiles, apparel & luxury goods)	87,515	8,574
*	TeamViewer AG (Software)	59,433	2,539
	Vonovia SE (Real estate management & development)	109,888	7,178
			76,190

	Ireland—2.0%
*	ICON plc (Life sciences tools & services)†	38,489	7,558
	Kingspan Group plc (Building products)	104,641	8,872
*	Ryanair Holdings plc—ADR (Airlines)	80,247	9,229
			25,659

	Israel—1.0%
*	CyberArk Software, Ltd. (Software)†	20,464	2,647
*	Inmode, Ltd. (Health care equipment & supplies)†	30,397	2,200

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Israel — (continued)
*	Wix.com, Ltd. (IT services)†	27,746	$7,747
			12,594

	Italy—0.6%
*	Amplifon SpA (Health care providers & services)	74,280	2,765
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	43,672	1,877
*	Moncler SpA (Textiles, apparel & luxury goods)	53,234	3,051
			7,693

	Luxembourg—0.6%
*	Eurofins Scientific SE (Life sciences tools & services)	82,081	7,846

	Netherlands—3.7%
*	Adyen N.V. (IT services)	6,074	13,559
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	39,697	24,068
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	44,978	3,768
	Euronext N.V. (Capital markets)	23,219	2,339
	IMCD N.V. (Trading companies & distributors)	23,254	3,231
			46,965

	Norway—0.7%
*	Pexip Holding ASA (Software)	158,756	1,776
	Scatec ASA (Independent power & renewable electricity producers)	78,368	2,370
	TOMRA Systems ASA (Commercial services & supplies)	104,961	4,544
			8,690

	Spain—1.8%
*	Amadeus IT Group S.A. (IT services)	235,500	16,675
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	210,643	4,501
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	82,432	1,748
			22,924

	Sweden—6.0%
	AddTech AB Class “B” (Trading companies & distributors)	130,949	1,949
	Atlas Copco AB Class “A” (Machinery)	380,341	23,151
	Beijer Ref AB (Trading companies & distributors)	64,335	2,827
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	71,807	10,574
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	150,239	13,859
*	Indutrade AB (Trading companies & distributors)	209,309	4,832
	Investment AB Latour Class “B” (Industrial conglomerates)	128,505	3,328
	Lifco AB Class “B” (Industrial conglomerates)	32,625	3,033
	Nibe Industrier AB Class “B” (Building products)	128,736	3,992
*	Nolato AB Class “B” (Industrial conglomerates)	28,856	2,571
	Sweco AB Class “B” (Construction & engineering)	130,274	2,127
*	Thule Group AB (Leisure products)	58,087	2,522
*	Vitrolife AB (Biotechnology)	53,480	1,570
			76,335

	Switzerland—6.8%
	Belimo Holding AG (Building products)	275	2,223
	Logitech International S.A. (Technology hardware, storage & peripherals)	44,249	4,641

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland — (continued)
	Lonza Group AG (Life sciences tools & services)	24,093	$13,470
	Partners Group Holding AG (Capital markets)	10,873	13,885
*	Siegfried Holding AG (Life sciences tools & services)	3,564	2,936
*	SIG Combibloc Group AG (Containers & packaging)	163,579	3,783
	Sika AG (Chemicals)	69,691	19,909
	Softwareone Holding AG (Electronic equipment, instruments & components)	80,850	2,087
	Straumann Holding AG (Health care equipment & supplies)	7,494	9,348
	Tecan Group AG (Life sciences tools & services)	7,512	3,333
	Temenos AG (Software)	26,518	3,817
	VAT Group AG (Machinery)	13,847	3,880
*	Zur Rose Group AG (Food & staples retailing)	5,554	2,086
			85,398

	Emerging Asia—23.4%

	China—12.5%
	A-Living Smart City Services Co., Ltd. (Commercial services & supplies)	378,500	1,680
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	427,730	3,866
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	442,000	563
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	600,100	16,982
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	679,100	2,953
	Chacha Food Co., Ltd. Class “A” (Food products)	245,600	1,836
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	476,000	4,825
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	173,840	4,238
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	197,200	4,516
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	174,450	7,226
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	16,017	4,909
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,142,000	7,418
*	Meituan Class “B” (Internet & direct marketing retail)	190,300	7,300
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	93,700	2,052
	NetEase, Inc. (Entertainment)	390,100	7,938
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	498,900	2,144
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,432,000	17,048
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	93,100	2,263
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	52,300	3,184
	Silergy Corporation (Semiconductors & semiconductor equipment)	44,000	3,555
*	TAL Education Group—ADR (Diversified consumer services)	100,656	5,420
	Tencent Holdings, Ltd. (Interactive Media & Services)	253,600	19,899
*	Tencent Music Entertainment Group—ADR (Entertainment)	130,660	2,677
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	94,000	3,592
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	232,500	1,886
*	Weimob, Inc. (Software)	795,000	1,777
	Will Semiconductor Co., Ltd. Shanghai Class “A” (Semiconductors & semiconductor equipment)	43,470	1,702
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	153,164	3,276
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	876,500	10,976
			157,701

	India—4.0%
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	452,085	2,392
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	83,786	3,094

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Havells India, Ltd. (Electrical equipment)	173,393	$2,497
*	HDFC Bank, Ltd. (Banks)	670,322	13,701
	Info Edge India, Ltd. (Interactive Media & Services)	37,214	2,178
*	InterGlobe Aviation, Ltd. (Airlines)	166,559	3,693
	Ipca Laboratories, Ltd. (Pharmaceuticals)	63,040	1,649
*	Pidilite Industries, Ltd. (Chemicals)	84,205	2,085
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	704,635	19,004
			50,293

	Indonesia—1.2%
	Bank Central Asia Tbk PT (Banks)	6,812,806	14,575

	South Korea—1.0%
	Kakao Corporation (Interactive Media & Services)	14,693	6,465
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	11,636	6,786
			13,251

	Taiwan—3.7%
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	211,000	2,618
	Airtac International Group (Machinery)	75,000	2,642
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	36,000	1,880
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	138,000	3,627
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	435,000	14,773
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	183,334	21,685
			47,225

	Thailand—1.0%
	Airports of Thailand PCL (Transportation infrastructure)	745,500	1,646
	Carabao Group PCL Class “F” (Beverages)	420,300	1,735
*	Sea, Ltd.—ADR (Entertainment)	43,585	9,730
			13,111

	United Kingdom—11.2%
	3i Group plc (Capital markets)	280,969	4,468
*	Abcam plc (Biotechnology)	71,557	1,372
	Ashtead Group plc (Trading companies & distributors)	331,404	19,769
	Avast plc (Software)	701,857	4,412
	AVEVA Group plc (Software)	80,936	3,818
	Big Yellow Group plc (Equity REIT)	150,979	2,321
*	boohoo Group plc (Internet & direct marketing retail)	509,797	2,390
*	Ceres Power Holdings plc (Electrical equipment)	78,281	1,355
*	Compass Group plc (Hotels, restaurants & leisure)	713,306	14,372
	Croda International plc (Chemicals)	105,724	9,252
	Diploma plc (Trading companies & distributors)	75,418	2,649
	Experian plc (Professional services)	282,378	9,721
	Halma plc (Electronic equipment, instruments & components)	272,731	8,926
	Intermediate Capital Group plc (Capital markets)	217,424	5,521
	Intertek Group plc (Professional services)	65,400	5,051
	London Stock Exchange Group plc (Capital markets)	116,889	11,183
	Renishaw plc (Electronic equipment, instruments & components)	32,225	2,848
*	Rentokil Initial plc (Commercial services & supplies)	1,083,753	7,237

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—(continued)
	Rotork plc (Machinery)	880,075	$4,327
	Segro plc (Equity REIT)	550,441	7,115
	Softcat plc (IT services)	110,004	2,749
	Spirax-Sarco Engineering plc (Machinery)	49,270	7,743
*	Trainline plc (Internet & direct marketing retail)	414,622	2,624
			141,223

	Japan—10.4%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	150,100	4,135
*	BASE, Inc. (IT services)	140,000	2,014
	Benefit One, Inc. (Professional services)	101,700	2,699
*	Bengo4.com, Inc. (Interactive Media & Services)	17,600	1,385
	Daikin Industries, Ltd. (Building products)	65,200	13,143
	Disco Corporation (Semiconductors & semiconductor equipment)	10,600	3,327
	GMO Payment Gateway, Inc. (IT services)	26,000	3,447
	Harmonic Drive Systems, Inc. (Machinery)	43,100	2,912
	Hoya Corporation (Health care equipment & supplies)	71,700	8,421
	Keyence Corporation (Electronic equipment, instruments & components)	28,200	12,803
	M3, Inc. (Health care technology)	108,600	7,426
	MISUMI Group, Inc. (Machinery)	110,600	3,211
	MonotaRO Co., Ltd. (Trading companies & distributors)	197,800	5,349
	Nihon M&A Center, Inc. (Professional services)	225,000	6,082
	Nomura Research Institute, Ltd. (IT services)	132,200	4,089
	Olympus Corporation (Health care equipment & supplies)	499,700	10,339
	Omron Corporation (Electronic equipment, instruments & components)	121,200	9,457
	Rakus Co., Ltd. (Software)	115,200	2,220
*	SHIFT, Inc. (IT services)	17,200	2,033
	SMC Corporation (Machinery)	27,000	15,682
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	77,500	3,423
	TechnoPro Holdings, Inc. (Professional services)	45,000	3,747
	TIS, Inc. (IT services)	184,400	4,398
			131,742

	Canada—3.2%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	85,931	3,373
	Canadian National Railway Co. (Road & rail)	193,100	22,409
	Enghouse Systems, Ltd. (Software)	35,138	1,630
*	Kinaxis, Inc. (Software)	18,286	2,134
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	29,462	9,036
	Toromont Industries, Ltd. (Trading companies & distributors)	26,605	2,036
			40,618

	Asia—3.2%

	Australia—1.3%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	239,491	6,248
*	Atlassian Corporation plc Class “A” (Software)†	34,074	7,181
	Netwealth Group, Ltd. (Capital markets)	128,512	1,316
	Pro Medicus, Ltd. (Health care technology)	57,871	1,817
			16,562

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—(continued)

	Hong Kong—1.9%
	AIA Group, Ltd. (Insurance)	1,939,863	$23,531

	Emerging Latin America—2.2%

	Argentina—0.9%
*	Globant S.A. (IT services)†	16,469	3,419
*	MercadoLibre, Inc. (Internet & direct marketing retail)	5,292	7,791
			11,210

	Brazil—1.1%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	457,800	4,442
	Locaweb Servicos de Internet S.A. (IT services)	878,386	3,566
	Magazine Luiza S.A. (Multiline retail)	1,018,800	3,663
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	194,600	2,863
			14,534

	Mexico—0.2%
*	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	13,646	2,426

	Emerging Europe—1.0%

	Poland—0.5%
*	Allegro.eu S.A. (Internet & direct marketing retail)	241,090	3,390
*	InPost S.A. (Air freight & logistics)	146,233	2,395
			5,785

	Russia—0.5%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	96,825	6,203

	Total Common Stocks—98.9% (cost $776,940)		1,250,735

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $14,756, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $15,051	$14,756	14,756

	Total Repurchase Agreement—1.1% (cost $14,756)		14,756

	Total Investments—100.0% (cost $791,696)		1,265,491

	Liabilities, plus cash and other assets—(0.0)%		(503)

	Net assets—100.0%		$1,264,988

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	26.9%
Information Technology	22.1%
Consumer Discretionary	14.2%
Health Care	12.0%
Financials	9.1%
Communication Services	4.8%
Materials	3.1%
Consumer Staples	2.5%
Energy	2.4%
Real Estate	1.6%
Utilities	1.3%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.8%
British Pound Sterling	11.3%
Japanese Yen	10.5%
Hong Kong Dollar	10.3%
U.S. Dollar	8.7%
Swiss Franc	6.8%
Swedish Krona	6.1%
Danish Krone	4.2%
Indian Rupee	4.0%
Chinese Yuan Renminbi	3.2%
New Taiwan Dollar	2.3%
Canadian Dollar	2.3%
Indonesian Rupiah	1.2%
Brazilian Real	1.2%
South Korean Won	1.1%
All Other Currencies	2.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—38.1%

	Belgium—2.1%
	Melexis N.V. (Semiconductors & semiconductor equipment)	40,312	$4,267
	Warehouses De Pauw CVA (Equity REIT)	77,143	2,549
			6,816

	Denmark—0.6%
	Netcompany Group A/S (Software)	22,342	2,127

	Germany—4.5%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	24,539	3,698
	CompuGroup Medical SE & Co. KgaA (Health care technology)	35,090	2,965
*	CTS Eventim AG & Co. KGaA (Entertainment)	37,000	2,145
*	Hypoport SE (Diversified financial services)	5,165	2,737
	Siltronic AG (Semiconductors & semiconductor equipment)	20,180	3,195
			14,740

	Israel—1.0%
*	Inmode, Ltd. (Health care equipment & supplies)†	39,651	2,870
*	NEOGAMES S.A. (Hotels, restaurants & leisure)†	11,242	402
			3,272

	Italy—2.4%
*	Amplifon SpA (Health care providers & services)	126,677	4,715
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	38,022	1,635
	Carel Industries SpA (Electronic equipment, instruments & components)	83,905	1,708
			8,058

	Netherlands—1.7%
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	66,751	5,592

	Norway—1.4%
*	Pexip Holding ASA (Software)	136,659	1,529
	TOMRA Systems ASA (Commercial services & supplies)	71,057	3,076
			4,605

	Spain—2.5%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	247,377	5,286
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	146,115	3,098
			8,384

	Sweden—14.8%
	AddTech AB Class “B” (Trading companies & distributors)	240,470	3,579
	Arjo AB Class “B” (Health care equipment & supplies)	444,658	3,312
	Beijer Ref AB (Trading companies & distributors)	135,639	5,961
	BioGaia AB Class “B” (Biotechnology)	24,272	1,140
*	Biotage AB (Life sciences tools & services)	115,093	2,030
*	Indutrade AB (Trading companies & distributors)	201,715	4,656
	Investment AB Latour Class “B” (Industrial conglomerates)	201,171	5,210
	Lifco AB Class “B” (Industrial conglomerates)	58,268	5,418
	MIPS AB (Leisure products)	82,290	5,889
*	Nolato AB Class “B” (Industrial conglomerates)	43,503	3,875
	Paradox Interactive AB (Entertainment)	61,396	1,385

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Sweden — (continued)
	Sweco AB Class “B” (Construction & engineering)	190,165	$3,105
*	Vitrolife AB (Biotechnology)	109,420	3,212
			48,772

	Switzerland—7.1%
	Belimo Holding AG (Building products)	353	2,853
	Kardex Holding AG (Machinery)	15,341	3,129
*	Siegfried Holding AG (Life sciences tools & services)	4,486	3,695
	Softwareone Holding AG (Electronic equipment, instruments & components)	146,174	3,774
	Tecan Group AG (Life sciences tools & services)	6,681	2,965
	VAT Group AG (Machinery)	11,874	3,327
*	Zur Rose Group AG (Food & staples retailing)	9,769	3,669
			23,412

	Emerging Asia—18.8%

	Cambodia—1.2%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	3,324,000	3,925

	China—5.9%
	A-Living Smart City Services Co., Ltd. (Commercial services & supplies)	469,000	2,081
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	1,568,000	1,997
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	804,890	3,500
	Chacha Food Co., Ltd. Class “A” (Food products)	349,900	2,616
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	52,562	1,516
*	iClick Interactive Asia Group, Ltd.—ADR (Media)	64,651	761
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	89,644	2,179
	Silergy Corporation (Semiconductors & semiconductor equipment)	22,000	1,777
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	363,000	2,944
			19,371

	India—7.0%
*	Affle India, Ltd. (Media)	19,113	1,425
*	AU Small Finance Bank, Ltd. (Banks)	365,303	6,175
*	IndiaMart InterMesh, Ltd. (Trading companies & distributors)	18,177	1,928
	Info Edge India, Ltd. (Interactive Media & Services)	43,253	2,532
	Ipca Laboratories, Ltd. (Pharmaceuticals)	142,094	3,716
*	Motherson Sumi Systems, Ltd. (Auto components)	2,648,944	7,282
			23,058

	Indonesia—0.4%
	Ace Hardware Indonesia Tbk PT (Specialty retail)	14,711,600	1,545

	South Korea—1.0%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	31,438	3,194

	Taiwan—3.3%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	35,000	2,116
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	160,000	4,206
	momo.com, Inc. (Internet & direct marketing retail)	35,000	1,214

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Voltronic Power Technology Corporation (Electrical equipment)	86,451	$3,348
			10,884

	Japan—15.1%
*	BASE, Inc. (IT services)	187,500	2,698
	BayCurrent Consulting, Inc. (Professional services)	11,600	2,645
	Benefit One, Inc. (Professional services)	179,500	4,764
*	Bengo4.com, Inc. (Interactive Media & Services)	24,700	1,943
	GMO Payment Gateway, Inc. (IT services)	23,000	3,049
	Harmonic Drive Systems, Inc. (Machinery)	57,400	3,878
*	Hennge KK (IT services)	33,500	2,236
	Japan Elevator Service Holdings Co., Ltd. (Commercial services & supplies)	111,900	2,405
	JINS Holdings, Inc. (Specialty retail)	66,600	4,734
	Nihon Unisys, Ltd. (IT services)	37,400	1,152
	Rakus Co., Ltd. (Software)	198,100	3,818
*	SHIFT, Inc. (IT services)	19,200	2,270
	SMS Co., Ltd. (Professional services)	109,900	3,355
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	130,700	5,772
	TechnoPro Holdings, Inc. (Professional services)	63,200	5,263
			49,982

	United Kingdom—13.4%
	AVEVA Group plc (Software)	96,101	4,534
*	Beazley plc (Insurance)	530,890	2,575
*	boohoo Group plc (Internet & direct marketing retail)	861,153	4,036
*	Burford Capital, Ltd. (Diversified financial services)	191,078	1,654
*	Ceres Power Holdings plc (Electrical equipment)	27,480	476
*	CVS Group plc (Health care providers & services)	50,156	1,294
	Diploma plc (Trading companies & distributors)	163,840	5,755
	dotdigital group plc (Software)	359,243	827
	IntegraFin Holdings plc (Capital markets)	228,109	1,594
*	Moonpig Group plc (Internet & direct marketing retail)	136,099	797
	Renishaw plc (Electronic equipment, instruments & components)	37,855	3,345
	Rotork plc (Machinery)	987,587	4,855
	Safestore Holdings plc (Equity REIT)	479,890	5,263
	Softcat plc (IT services)	148,152	3,703
*	Trainline plc (Internet & direct marketing retail)	536,667	3,396
			44,104

	Canada—4.3%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	48,114	1,889
	Enghouse Systems, Ltd. (Software)	68,175	3,162
*	Kinaxis, Inc. (Software)	29,686	3,464
	Parkland Corporation (Oil, gas & consumable fuels)	110,247	3,313
	Toromont Industries, Ltd. (Trading companies & distributors)	32,756	2,507
			14,335

	Emerging Latin America—3.5%

	Brazil—1.8%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	204,000	2,550

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)

	Brazil — (continued)
	Locaweb Servicos de Internet S.A. (IT services)	316,000	$1,283
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	563,600	1,981
			5,814

	Mexico—1.7%
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	902,700	5,695

	Asia—2.7%

	Australia—1.8%
*	Nanosonics, Ltd. (Health care equipment & supplies)	401,176	1,737
	Netwealth Group, Ltd. (Capital markets)	112,203	1,149
	Pro Medicus, Ltd. (Health care technology)	97,978	3,075
			5,961

	New Zealand—0.9%
	Ryman Healthcare, Ltd. (Health care providers & services)	260,709	2,786

	Emerging Mid-East, Africa—2.1%

	South Africa—1.0%
	Clicks Group, Ltd. (Food & staples retailing)	199,497	3,249

	United Arab Emirates—1.1%
*	Network International Holdings plc (IT services)	657,799	3,751

	Total Common Stocks—98.0% (cost $258,180)		323,432

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $3,609, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $3,682	$3,609	3,609

	Total Repurchase Agreement—1.1% (cost $3,609)		3,609

	Total Investments—99.1% (cost $261,789)		327,041

	Cash and other assets, less liabilities—0.9%		2,914

	Net assets—100.0%		$329,955

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	29.9%
Information Technology	22.5%
Consumer Discretionary	15.0%
Health Care	14.9%
Financials	4.9%
Consumer Staples	3.6%
Communication Services	3.2%
Utilities	2.6%
Real Estate	2.4%
Energy	1.0%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	15.5%
Swedish Krona	15.1%
British Pound Sterling	14.8%
Euro	13.5%
Swiss Franc	7.2%
Indian Rupee	7.1%
New Taiwan Dollar	3.9%
Canadian Dollar	3.9%
Hong Kong Dollar	3.4%
Chinese Yuan Renminbi	3.0%
Australian Dollar	1.8%
U.S. Dollar	1.8%
Brazilian Real	1.8%
Mexican Peso	1.8%
Norwegian Krone	1.4%
South African Rand	1.0%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—78.1%

	China—36.9%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	724,628	$20,506
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	104,756	4,892
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	99,600	2,428
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	141,970	1,995
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	13,159	4,033
	Midea Group Co., Ltd. Class “A” (Household durables)	452,500	5,676
	NetEase, Inc. (Entertainment)	451,950	9,197
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	856,500	10,197
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	105,200	2,180
*	TAL Education Group—ADR (Diversified consumer services)	48,105	2,590
	Tencent Holdings, Ltd. (Interactive Media & Services)	294,000	23,069
*	Tencent Music Entertainment Group—ADR (Entertainment)	331,241	6,787
	TravelSky Technology, Ltd. Class “H” (IT services)	1,491,000	3,487
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	81,000	3,546
			100,583

	India—19.0%
	Asian Paints, Ltd. (Chemicals)	76,617	2,659
*	Bajaj Finance, Ltd. (Consumer finance)	35,221	2,475
	Britannia Industries, Ltd. (Food products)	49,255	2,432
*	HDFC Bank, Ltd. (Banks)	332,080	6,787
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	116,094	3,976
	Infosys, Ltd. (IT services)	344,405	6,441
*	InterGlobe Aviation, Ltd. (Airlines)	126,311	2,800
	Maruti Suzuki India, Ltd. (Automobiles)	21,094	1,981
*	Motherson Sumi Systems, Ltd. (Auto components)	2,174,424	5,978
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	372,852	10,012
	UPL, Ltd. (Chemicals)	708,389	6,200
			51,741

	Indonesia—1.5%
	Bank Central Asia Tbk PT (Banks)	1,977,100	4,230

	South Korea—7.6%
*	Coupang, Inc. (Internet & direct marketing retail)	61,579	3,039
	Douzone Bizon Co., Ltd. (Software)	32,826	2,848
	Kakao Corporation (Interactive Media & Services)	7,525	3,311
	LG Household & Health Care, Ltd. (Personal products)	4,150	5,757
	NAVER Corporation (Interactive Media & Services)	16,974	5,654
			20,609

	Taiwan—11.4%
	E.Sun Financial Holding Co., Ltd. (Banks)	2,770,301	2,534
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	191,000	6,486
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	185,609	21,954
			30,974

	Thailand—1.7%
*	Sea, Ltd.—ADR (Entertainment)	20,870	4,659

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—14.2%

	Argentina—3.8%
*	Globant S.A. (IT services)†	21,045	$4,369
*	MercadoLibre, Inc. (Internet & direct marketing retail)	4,173	6,143
			10,512

	Brazil—5.5%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	544,300	5,282
	Raia Drogasil S.A. (Food & staples retailing)	390,200	1,737
*	Rumo S.A. (Road & rail)	1,421,800	5,115
	TOTVS S.A. (Software)	547,300	2,813
			14,947

	Mexico—3.3%
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	502,200	5,242
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,188,800	3,755
			8,997

	Peru—1.6%
	Credicorp, Ltd. (Banks)†	31,563	4,311

	Emerging Europe, Mid-East, Africa—6.9%

	Poland—0.7%
*	Allegro.eu S.A. (Internet & direct marketing retail)	144,592	2,033

	Russia—2.8%
	HeadHunter Group plc—ADR (Professional services)	59,353	2,013
*	Yandex N.V. Class “A” (Interactive Media & Services)†	87,201	5,586
			7,599

	South Africa—2.8%
*	Capitec Bank Holdings, Ltd. (Banks)	47,847	4,603
	Clicks Group, Ltd. (Food & staples retailing)	181,084	2,949
			7,552

	United Arab Emirates—0.6%
*	Network International Holdings plc (IT services)	300,191	1,712

	Total Common Stocks—99.2% (cost $192,896)		270,459

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $994, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $1,014	$994	994

	Total Repurchase Agreement—0.4% (cost $994)		994

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Total Investments—99.6% (cost $193,890)	$271,453

Cash and other assets, less liabilities—0.4%	1,026

Net assets—100.0%	$272,479

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Communication Services	21.5%
Consumer Discretionary	20.5%
Information Technology	18.5%
Financials	16.4%
Consumer Staples	8.5%
Industrials	5.6%
Energy	3.7%
Materials	3.3%
Health Care	2.0%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	25.4%
U.S. Dollar	22.7%
Indian Rupee	19.1%
Chinese Yuan Renminbi	8.4%
South Korean Won	6.5%
Brazilian Real	5.5%
New Taiwan Dollar	3.3%
Mexican Peso	3.3%
South African Rand	2.8%
Indonesian Rupiah	1.6%
All Other Currencies	1.4%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—86.8%

	China—31.5%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	256,709	$2,320
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,691,932	47,880
*	Alibaba Health Information Technology, Ltd. (Health care technology)	1,384,000	3,917
*	BeiGene, Ltd. (Biotechnology)	117,800	3,049
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class “A” (Construction materials)	576,330	4,498
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	987,900	4,295
	China Education Group Holdings, Ltd. (Diversified consumer services)	1,243,000	2,210
	China Meidong Auto Holdings, Ltd. (Specialty retail)	1,096,000	5,082
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,444,000	11,024
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	174,158	8,132
	Chongqing Zhifei Biological Products Co., Ltd. Class “A” (Biotechnology)	137,900	3,629
	Contemporary Amperex Technology Co., Ltd. Class “A” (Electrical equipment)	93,700	4,605
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,149,000	11,647
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	175,981	4,290
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	171,666	3,931
*	Hua Hong Semiconductor, Ltd. (Semiconductors & semiconductor equipment)	631,000	3,437
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	344,200	14,257
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	241,751	3,396
*	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	1,329,000	5,317
	Kingdee International Software Group Co., Ltd. (Software)	802,000	2,486
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	28,742	8,809
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,133,500	7,363
*	Meituan Class “B” (Internet & direct marketing retail)	544,600	20,890
	Midea Group Co., Ltd. Class “A” (Household durables)	567,433	7,118
	NetEase, Inc. (Entertainment)	762,200	15,510
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	600,090	2,579
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	441,743	5,763
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	109,168	6,647
	Silergy Corporation (Semiconductors & semiconductor equipment)	156,000	12,602
	Tencent Holdings, Ltd. (Interactive Media & Services)	922,060	72,350
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	69,100	2,641
	Topsports International Holdings, Ltd. (Specialty retail)	430,000	641
*	Weimob, Inc. (Software)	1,287,000	2,877
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	208,894	8,540
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	366,400	7,206
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	1,109,500	13,894
	Yifeng Pharmacy Chain Co., Ltd. Class “A” (Food & staples retailing)	193,360	2,616
*	Yihai International Holding, Ltd. (Food products)	140,000	1,450
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	140,229	6,139
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	1,003,000	7,070
			362,107

	India—15.2%
*	Affle India, Ltd. (Media)	40,279	3,002
*	Amber Enterprises India, Ltd. (Household durables)	72,343	3,285
*	APL Apollo Tubes, Ltd. (Metals & mining)	138,621	2,645
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	90,999	3,603
	Asian Paints, Ltd. (Chemicals)	198,241	6,879
	Astral Poly Technik, Ltd. (Building products)	117,675	2,614
*	Bajaj Finance, Ltd. (Consumer finance)	74,757	5,254
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	790,593	4,184

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Dabur India, Ltd. (Personal products)	557,669	$4,119
*	Divi’s Laboratories, Ltd. (Life sciences tools & services)	79,057	3,894
*	Dixon Technologies India, Ltd. (Household durables)	89,815	4,519
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	67,431	2,490
	Escorts, Ltd. (Machinery)	152,041	2,680
	Havells India, Ltd. (Electrical equipment)	367,731	5,295
*	HDFC Bank, Ltd. (Banks)	917,527	18,754
*	HDFC Life Insurance Co., Ltd. (Insurance)	271,958	2,584
	Hindustan Unilever, Ltd. (Household products)	110,590	3,660
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	429,885	14,723
*	IndiaMart InterMesh, Ltd. (Trading companies & distributors)	28,551	3,028
	Indraprastha Gas, Ltd. (Gas utilities)	409,445	2,867
	Info Edge India, Ltd. (Interactive Media & Services)	84,500	4,947
*	JK Cement, Ltd. (Construction materials)	72,451	2,844
	Kajaria Ceramics, Ltd. (Building products)	230,460	2,919
	Larsen & Toubro Infotech, Ltd. (IT services)	53,034	2,954
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	80,368	2,538
	Nestle India, Ltd. (Food products)	14,133	3,306
	PI Industries, Ltd. (Chemicals)	106,423	3,266
*	Pidilite Industries, Ltd. (Chemicals)	219,788	5,441
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	770,511	20,256
	SRF, Ltd. (Chemicals)	55,836	4,124
	Tata Consultancy Services, Ltd. (IT services)	279,173	12,124
	Tata Consumer Products, Ltd. (Food products)	461,224	4,015
	Tata Elxsi, Ltd. (Software)	88,976	3,270
	Varun Beverages, Ltd. (Beverages)	217,101	3,001
			175,084

	Indonesia—1.3%
	Bank Central Asia Tbk PT (Banks)	4,253,399	9,100
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	17,783,900	5,387
			14,487

	South Korea—14.4%
	Hansol Chemical Co., Ltd. (Chemicals)	23,854	5,080
	JYP Entertainment Corporation (Entertainment)	64,197	2,019
	Kakao Corporation (Interactive Media & Services)	60,295	26,531
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	32,112	4,441
	LG Household & Health Care, Ltd. (Personal products)	6,153	8,536
	NAVER Corporation (Interactive Media & Services)	60,552	20,171
	NCSoft Corporation (Entertainment)	7,255	5,596
*	NHN KCP Corporation (IT services)	57,859	2,561
	NICE Information Service Co., Ltd. (Professional services)	135,497	3,035
	PI Advanced Materials Co., Ltd. (Chemicals)	62,017	2,504
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	849,021	61,065
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	13,339	7,779
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	109,747	12,849
	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	83,017	3,792
			165,959

	Taiwan—22.5%
	Accton Technology Corporation (Communications equipment)	368,000	3,560

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	442,766	$5,493
	Airtac International Group (Machinery)	357,000	12,574
	Alchip Technologies, Ltd. (Semiconductors & semiconductor equipment)	127,000	4,006
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	106,000	5,535
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	122,000	7,376
	Bizlink Holding, Inc. (Electrical equipment)	293,000	2,731
	Chailease Holding Co., Ltd. (Diversified financial services)	809,000	5,586
	E.Sun Financial Holding Co., Ltd. (Banks)	4,323,313	3,955
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	497,000	2,944
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	174,000	4,574
	Hiwin Technologies Corporation (Machinery)	396,000	5,586
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	213,000	3,729
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,204,000	40,889
	momo.com, Inc. (Internet & direct marketing retail)	153,000	5,309
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	142,000	6,096
	Poya International Co., Ltd. (Multiline retail)	100,000	2,089
	Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	380,000	6,579
	RichWave Technology Corporation (Semiconductors & semiconductor equipment)	205,000	4,555
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	555,000	5,135
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,656,000	34,068
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	642,472	75,992
	Voltronic Power Technology Corporation (Electrical equipment)	120,586	4,670
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	167,000	2,288
	Wiwynn Corporation (Technology hardware, storage & peripherals)	131,000	3,870
			259,189

	Thailand—1.4%
	Com7 PCL Class “F” (Specialty retail)	1,589,900	3,256
*	Sea, Ltd.—ADR (Entertainment)	55,498	12,389
			15,645

	Vietnam—0.5%
	Hoa Phat Group JSC (Metals & mining)	2,816,060	5,711

	Emerging Europe, Africa—6.1%

	Kenya—0.3%
	Safaricom plc (Wireless telecommunication services)	9,010,054	2,999

	Poland—1.2%
*	Allegro.eu S.A. (Internet & direct marketing retail)	352,438	4,956
*	Dino Polska S.A. (Food & staples retailing)	94,565	6,236
*	InPost S.A. (Air freight & logistics)	196,588	3,219
			14,411

	Russia—2.5%
	TCS Group Holding plc—GDR (Banks)	202,324	11,735

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Africa—(continued)

	Russia — (continued)
*	Yandex N.V. Class “A” (Interactive Media & Services)†	260,882	$16,712
			28,447

	South Africa—2.1%
*	Capitec Bank Holdings, Ltd. (Banks)	44,689	4,299
	Clicks Group, Ltd. (Food & staples retailing)	232,933	3,794
	Naspers, Ltd. Class “N” (Internet & direct marketing retail)	67,782	16,218
			24,311

	Emerging Latin America—6.6%

	Argentina—2.0%
*	Globant S.A. (IT services)†	29,732	6,173
*	MercadoLibre, Inc. (Internet & direct marketing retail)	11,451	16,857
			23,030

	Brazil—4.2%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	621,200	6,028
	Localiza Rent a Car S.A. (Road & rail)	443,500	4,706
	Locaweb Servicos de Internet S.A. (IT services)	873,000	3,544
	Magazine Luiza S.A. (Multiline retail)	2,058,300	7,402
*	Patria Investments, Ltd. Class “A” (Capital markets)†	209,163	3,644
*	StoneCo, Ltd. Class “A” (IT services)†	126,803	7,763
	TOTVS S.A. (Software)	935,300	4,807
*	Vinci Partners Investments, Ltd. Class “A” (Capital markets)†	235,828	3,101
	WEG S.A. (Electrical equipment)	512,220	6,785
			47,780

	Mexico—0.4%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,496,300	4,726

	Total Common Stocks—99.5% (cost $790,274)		1,143,886

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $4,706, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $4,800	$4,706	4,706

	Total Repurchase Agreement—0.4% (cost $4,706)		4,706

	Total Investments—99.9% (cost $794,980)		1,148,592

	Cash and other assets, less liabilities—0.1%		1,422

	Net assets—100.0%		$1,150,014

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	32.4%
Consumer Discretionary	17.4%
Communication Services	15.9%
Financials	9.2%
Industrials	7.5%
Consumer Staples	5.9%
Health Care	5.8%
Materials	3.8%
Energy	1.8%
Utilities	0.3%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	22.7%
New Taiwan Dollar	17.1%
Indian Rupee	15.1%
South Korean Won	14.5%
U.S. Dollar	13.7%
Chinese Yuan Renminbi	7.9%
Brazilian Real	2.9%
South African Rand	2.1%
Indonesian Rupiah	1.3%
All Other Currencies	2.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—81.4%

	Cambodia—0.4%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	1,094,000	$1,292

	China—14.1%
	A-Living Smart City Services Co., Ltd. (Commercial services & supplies)	108,750	483
	By-health Co., Ltd. Class “A” (Personal products)	106,700	466
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,623,205	7,057
	Chacha Food Co., Ltd. Class “A” (Food products)	117,673	880
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	91,747	2,645
	China Lesso Group Holdings, Ltd. (Building products)	803,000	1,727
	China Meidong Auto Holdings, Ltd. (Specialty retail)	506,000	2,346
*	Estun Automation Co., Ltd. Class “A” (Machinery)	214,800	848
	Ever Sunshine Lifestyle Services Group, Ltd. (Commercial services & supplies)	1,254,000	3,155
*	iClick Interactive Asia Group, Ltd.—ADR (Media)	133,859	1,576
	Jiangsu Hengshun Vinegar Industry Co., Ltd. Class “A” (Food products)	107,000	311
*	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	1,411,000	5,645
	JNBY Design, Ltd. (Textiles, apparel & luxury goods)	536,500	959
*	Kingsoft Cloud Holdings, Ltd.—ADR (IT services)	95,287	3,747
	Ovctek China, Inc. Class “A” (Health care equipment & supplies)	64,577	888
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	111,324	2,706
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	104,219	1,358
	Silergy Corporation (Semiconductors & semiconductor equipment)	17,000	1,373
	Topsports International Holdings, Ltd. (Specialty retail)	524,000	781
*	Weimob, Inc. (Software)	1,994,000	4,458
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	260,271	3,824
			47,233

	India—35.8%
	Aarti Industries, Ltd. (Chemicals)	170,022	3,070
*	Affle India, Ltd. (Media)	56,279	4,195
*	Amber Enterprises India, Ltd. (Household durables)	93,882	4,263
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	41,931	1,660
	Astral Poly Technik, Ltd. (Building products)	258,282	5,737
*	Atul, Ltd. (Chemicals)	50,804	4,924
*	AU Small Finance Bank Ltd. (Banks)	514,001	8,689
	Balkrishna Industries, Ltd. (Auto components)	237,768	5,483
	Berger Paints India, Ltd. (Chemicals)	169,966	1,778
	Cholamandalam Investment and Finance Co., Ltd. (Consumer finance)	520,714	3,984
*	City Union Bank, Ltd. (Banks)	552,133	1,178
	Coforge, Ltd. (IT services)	61,549	2,458
	Computer Age Management Services, Ltd. (IT services)	70,283	1,773
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	449,644	2,379
*	Dixon Technologies India, Ltd. (Household durables)	67,786	3,411
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	70,091	2,588
*	Endurance Technologies, Ltd. (Auto components)	44,731	869
	Escorts, Ltd. (Machinery)	250,095	4,408
*	Godrej Properties, Ltd. (Real estate management & development)	207,670	3,991
	Havells India, Ltd. (Electrical equipment)	56,795	818
	HDFC Asset Management Co., Ltd. (Capital markets)	38,713	1,545
*	IndiaMart InterMesh Ltd. (Trading companies & distributors)	41,819	4,436
	Indraprastha Gas, Ltd. (Gas utilities)	272,020	1,905
*	JK Cement, Ltd. (Construction materials)	71,319	2,800
	Kajaria Ceramics, Ltd. (Building products)	68,037	862

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Kansai Nerolac Paints, Ltd. (Chemicals)	231,860	$1,912
*	KEC International, Ltd. (Construction & engineering)	280,482	1,573
	Larsen & Toubro Infotech Ltd. (IT services)	74,981	4,177
*	MakeMyTrip, Ltd. (Internet & direct marketing retail)†	44,533	1,406
	Metropolis Healthcare, Ltd. (Health care providers & services)	32,404	986
*	Motherson Sumi Systems, Ltd. (Auto components)	927,132	2,549
	Navin Fluorine International, Ltd. (Chemicals)	65,031	2,467
*	Oberoi Realty, Ltd. (Real estate management & development)	273,582	2,170
	PI Industries, Ltd. (Chemicals)	91,148	2,797
*	Pidilite Industries, Ltd. (Chemicals)	38,159	945
	Radico Khaitan, Ltd. (Beverages)	94,832	722
*	RBL Bank, Ltd. (Banks)	262,945	746
*	Relaxo Footwears, Ltd. (Textiles, apparel & luxury goods)	241,255	2,910
	SRF, Ltd. (Chemicals)	56,608	4,181
	Sundram Fasteners, Ltd. (Auto components)	124,295	1,377
	Tata Elxsi, Ltd. (Software)	67,563	2,483
	Trent, Ltd. (Multiline retail)	259,146	2,652
*	V-Mart Retail, Ltd. (Multiline retail)	22,228	839
	Varun Beverages, Ltd. (Beverages)	307,121	4,245
			120,341

	Indonesia—0.9%
	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	12,377,000	2,965

	Malaysia—1.0%
	Inari Amertron Bhd (Electronic equipment, instruments & components)	4,464,100	3,531

	Philippines—0.6%
	Wilcon Depot, Inc. (Specialty retail)	5,817,700	2,134

	South Korea—8.7%
*	Doosan Fuel Cell Co., Ltd. (Electrical equipment)	40,882	1,853
	Douzone Bizon Co., Ltd. (Software)	37,411	3,246
	F&F Co., Ltd. (Textiles, apparel & luxury goods)	15,617	1,759
	Hansol Chemical Co., Ltd. (Chemicals)	22,464	4,784
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	38,027	5,259
*	NHN KCP Corporation (IT services)	58,601	2,594
	NICE Information Service Co., Ltd. (Professional services)	192,161	4,304
	PI Advanced Materials Co., Ltd. (Chemicals)	22,197	896
	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	98,651	4,507
			29,202

	Taiwan—16.5%
	Airtac International Group (Machinery)	252,000	8,876
	Alchip Technologies, Ltd. (Semiconductors & semiconductor equipment)	82,000	2,587
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	68,000	3,551
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	93,000	5,622
	Bizlink Holding, Inc. (Electrical equipment)	158,000	1,473
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	258,000	1,528
	Hiwin Technologies Corporation (Machinery)	120,106	1,694
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	284,000	4,972
	momo.com, Inc. (Internet & direct marketing retail)	77,000	2,672
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	83,000	3,563

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Poya International Co., Ltd. (Multiline retail)	55,000	$1,149
	RichWave Technology Corporation (Semiconductors & semiconductor equipment)	237,000	5,266
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	842,000	7,791
	Sporton International, Inc. (Professional services)	197,000	1,698
	Voltronic Power Technology Corporation (Electrical equipment)	77,507	3,002
			55,444

	Thailand—2.9%
	Carabao Group PCL Class “F” (Beverages)	207,100	855
	Com7 PCL Class “F” (Specialty retail)	2,652,500	5,432
*	Muangthai Capital PCL (Consumer finance)	1,465,500	3,318
			9,605

	Vietnam—0.5%
	Hoa Phat Group JSC (Metals & mining)	825,126	1,673

	Emerging Latin America—9.4%

	Brazil—7.2%
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A. (Electrical equipment)	494,100	776
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	77,600	970
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household durables)	191,200	838
	Locaweb Servicos de Internet S.A. (IT services)	2,013,078	8,172
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	926,300	3,257
*	Sequoia Logistica e Transportes S.A. (Air freight & logistics)	504,100	2,375
	Tegma Gestao Logistica S.A. (Road & rail)	378,800	1,267
	TOTVS S.A. (Software)	970,500	4,988
*	Vinci Partners Investments, Ltd. Class “A” (Capital markets)†	120,900	1,590
			24,233

	Mexico—2.2%
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	525,699	3,316
*	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class “B” (Transportation infrastructure)	226,710	4,026
			7,342

	Emerging Europe, Mid-East, Africa—7.0%

	Greece—1.3%
	JUMBO S.A. (Specialty retail)	37,751	692
	Terna Energy S.A. (Independent power & renewable electricity producers)	240,451	3,553
			4,245

	Kenya—0.5%
	Safaricom plc (Wireless telecommunication services)	5,534,100	1,842

	Poland—1.7%
*	Dino Polska S.A. (Food & staples retailing)	85,624	5,646

	Russia—1.9%
	HeadHunter Group plc—ADR (Professional services)	62,976	2,136

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)

	Russia — (continued)
	TCS Group Holding plc—GDR (Banks)	72,556	$4,209
			6,345

	South Africa—1.2%
	Clicks Group, Ltd. (Food & staples retailing)	52,979	863
*	Transaction Capital, Ltd. (Consumer finance)	1,593,631	3,342
			4,205

	United Arab Emirates—0.4%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	1,145,467	1,400

	Total Common Stocks—97.8% (cost $253,596)		328,678

	Preferred Stock

	Brazil—1.1%
	Randon S.A. Implementos e Participacoes (Machinery)	1,489,050	3,624

	Total Preferred Stock—1.1% (cost $3,391)		3,624

	Total Investments—98.9% (cost $256,987)		332,302

	Cash and other assets, less liabilities—1.1%		3,669

	Net assets—100.0%		$335,971

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2021 (unaudited)

At March 31, 2021, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	26.4%
Industrials	23.1%
Consumer Discretionary	18.7%
Materials	9.7%
Financials	9.5%
Consumer Staples	5.0%
Communication Services	2.3%
Real Estate	1.9%
Health Care	1.8%
Utilities	1.6%
Total	100.0%

At March 31, 2021, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	35.8%
New Taiwan Dollar	17.1%
South Korean Won	8.8%
Brazilian Real	7.9%
Chinese Yuan Renminbi	6.3%
Hong Kong Dollar	6.3%
U.S. Dollar	4.4%
Thai Baht	2.9%
Mexican Peso	2.2%
Polish Zloty	1.7%
Euro	1.3%
South African Rand	1.3%
Malaysian Ringgit	1.0%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—58.4%

U.S. Treasury Inflation Indexed Notes/Bonds—6.1%
U.S. Treasury Inflation Indexed Bond, 1.375%, due 2/15/44	$2,806	$3,654
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	11,137	15,630

Total U.S. Treasury Inflation Indexed Notes/Bonds		19,284

U.S. Treasury—9.7%
U.S. Treasury Bill, 0.103%, due 4/22/21	1,500	1,500
U.S. Treasury Bill, 0.107%, due 7/15/21(a)	1,000	1,000
U.S. Treasury Bill, 0.123%, due 10/7/21(a)	3,000	3,000
U.S. Treasury Note, 0.315%, due 10/31/21	7,500	7,509
U.S. Treasury Note, 1.125%, due 2/28/27	2,250	2,243
U.S. Treasury Strip Principal, 0.000%, due 8/15/27	4,750	4,378
U.S. Treasury Note, 0.625%, due 5/15/30	2,100	1,910
U.S. Treasury Note, 0.625%, due 8/15/30	4,300	3,894
U.S. Treasury Bond, 1.125%, due 5/15/40	2,000	1,628
U.S. Treasury Bond, 2.375%, due 11/15/49	2,267	2,247
U.S. Treasury Bond, 1.250%, due 5/15/50	1,500	1,128

Total U.S. Treasury		30,437

Federal Home Loan Mortgage Corp. (FHLMC)—10.3%
#J02986, 6.500%, due 7/1/21	—	—(b)
#G30255, 7.000%, due 7/1/21	—	—(b)
#G02210, 7.000%, due 12/1/28	25	28
#G02183, 6.500%, due 3/1/30	3	3
#G01400, 7.000%, due 4/1/32	322	381
#G01728, 7.500%, due 7/1/32	50	60
#C01385, 6.500%, due 8/1/32	39	46
#ZT1221, 5.500%, due 1/1/33	447	520
#C01623, 5.500%, due 9/1/33	45	53
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,180	1,378
#G01843, 6.000%, due 6/1/35	9	11
#A62858, 6.500%, due 7/1/37	55	63
#G03170, 6.500%, due 8/1/37	99	118
#A78138, 5.500%, due 6/1/38	122	141
#G04466, 5.500%, due 7/1/38	8,324	9,860
#G60366, 6.000%, due 10/1/39	8,018	9,586
#G61450, 6.000%, due 4/1/40	8,496	10,203
#C03665, 9.000%, due 4/1/41	168	205

Total FHLMC Mortgage Obligations		32,658

Federal National Mortgage Association (FNMA)—32.3%
#900725, 6.000%, due 8/1/21	1	1
#893325, 7.000%, due 9/1/21	—	—(b)
#735104, 7.000%, due 5/1/22	—	—(b)
#255956, 5.500%, due 10/1/25	5	5
#AL2853, 4.500%, due 6/1/26	1,791	1,896
#252925, 7.500%, due 12/1/29	—	1
#AD0729, 7.500%, due 12/1/30	2,153	2,516
#535977, 6.500%, due 4/1/31	3	4
#253907, 7.000%, due 7/1/31	1	1
#587849, 6.500%, due 11/1/31	4	4
#545437, 7.000%, due 2/1/32	24	27

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#545869, 6.500%, due 7/1/32	$703	$825
#545759, 6.500%, due 7/1/32	201	234
#670385, 6.500%, due 9/1/32	297	352
#AD0725, 7.000%, due 12/1/32	999	1,184
#254548, 5.500%, due 12/1/32	19	22
#555340, 5.500%, due 4/1/33	150	175
#741850, 5.500%, due 9/1/33	234	273
#555800, 5.500%, due 10/1/33	22	25
#AL3455, 5.500%, due 11/1/33	3,323	3,876
#CA2754, 4.500%, due 11/1/33	574	629
#756153, 5.500%, due 11/1/33	228	266
#AL3401, 5.500%, due 2/1/34	653	762
#763798, 5.500%, due 3/1/34	41	48
#725228, 6.000%, due 3/1/34	2,148	2,524
#725611, 5.500%, due 6/1/34	49	58
#745563, 5.500%, due 8/1/34	282	329
#AL6413, 8.000%, due 8/1/34	257	295
#794474, 6.000%, due 10/1/34	25	30
#745092, 6.500%, due 7/1/35	161	186
#AL6412, 7.500%, due 9/1/35	430	494
#357944, 6.000%, due 9/1/35	7	8
#AD0979, 7.500%, due 10/1/35	29	35
#CA8368, 2.000%, due 12/1/35	4,878	5,040
#888305, 7.000%, due 3/1/36	5	6
#895637, 6.500%, due 5/1/36	31	37
#831540, 6.000%, due 6/1/36	12	15
#893318, 6.500%, due 8/1/36	7	8
#831926, 6.000%, due 12/1/36	336	402
#902974, 6.000%, due 12/1/36	92	110
#AB0265, 6.000%, due 2/1/37	6,577	7,900
#938440, 6.000%, due 7/1/37	51	61
#948689, 6.000%, due 8/1/37	65	75
#AL6411, 7.000%, due 12/1/37	1,048	1,202
#AL0904, 5.500%, due 1/1/38	59	69
#986856, 6.500%, due 9/1/38	49	58
#FM1735, 6.500%, due 10/1/38	3,848	4,684
#991911, 7.000%, due 11/1/38	71	81
#995076, 6.000%, due 11/1/38	2,976	3,588
#FM2467, 6.000%, due 1/1/39	3,654	4,412
#AD0752, 7.000%, due 1/1/39	334	413
#AC1619, 5.500%, due 8/1/39	165	192
#FM1736, 6.500%, due 10/1/39	6,288	7,569
#BM5204, 6.500%, due 6/1/40	3,877	4,662
#AD7137, 5.500%, due 7/1/40	2,250	2,628
#BM1689, 5.500%, due 8/1/40	1,826	2,138
#AL5815, 5.500%, due 4/1/41	2,225	2,601
#BM3525, 6.000%, due 4/1/41	7,996	9,573
#AL9226, 5.500%, due 12/1/41	9,385	11,075
#AL9225, 6.000%, due 1/1/42	4,097	4,903
#BM5121, 5.500%, due 12/1/48	9,585	11,466

Total FNMA Mortgage Obligations		102,053

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Asset-Backed Securities—1.5%
Tesla Auto Lease Trust—144A, 2019-A, Tranche D, 3.370%, 1/20/23	$650	$675
Tesla Auto Lease Trust—144A, 2019-A, Tranche E, 5.480%, 5/22/23	1,000	1,056
GM Financial Automobile Leasing Trust, 2020-1, Tranche D, 2.280%, 6/20/24	3,050	3,116

Total Asset-Backed Securities		4,847

Corporate Obligations—39.5%
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	1,000	1,043
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	2,500	2,619
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%, 1.429%, due 2/15/23, VRN	700	693
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	1,250	1,309
CNH Industrial Capital LLC, 1.950%, due 7/2/23	2,500	2,568
Wells Fargo & Co., 4.480%, due 1/16/24	1,500	1,651
AT&T, Inc., SOFR + 0.640%, 0.650%, due 3/25/24, VRN	750	751
Lennar Corporation, 4.500%, due 4/30/24	2,450	2,670
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	2,000	2,135
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	2,000	2,157
JPMorgan Chase & Co., SOFR + 3.125%, 4.600%, due 2/1/25, VRN	3,000	3,038
Ford Motor Co., 9.000%, due 4/22/25	700	849
American Tower Corporation, 4.000%, due 6/1/25	2,500	2,750
Simon Property Group L.P., 3.300%, due 1/15/26	2,750	2,945
Royal Bank of Canada, SOFR + 0.525%, 0.554%, due 1/20/26, VRN	3,100	3,095
The Bank of Nova Scotia, SOFR + 0.545%, 0.557%, due 3/2/26, VRN	3,100	3,093
Verizon Communications, Inc., SOFR + 0.790%, 0.800%, due 3/20/26, VRN	3,000	3,020
Republic Services, Inc., 2.900%, due 7/1/26	2,500	2,667
Xylem, Inc., 3.250%, due 11/1/26	2,225	2,419
Fibria Overseas Finance, Ltd., 5.500%, due 1/17/27	2,000	2,277
Gilead Sciences, Inc., 1.200%, due 10/1/27	1,600	1,535
Motorola Solutions, Inc., 4.600%, due 2/23/28	2,750	3,131

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)
TreeHouse Foods, Inc., 4.000%, due 9/1/28	$1,400	$1,412
Roper Technologies, Inc., 4.200%, due 9/15/28	2,500	2,816
TransDigm, Inc.—144A, 4.625%, due 1/15/29	500	493
ACCO Brands Corp.—144A, 4.250%, due 3/15/29	2,000	1,949
The Kroger Co., 8.000%, due 9/15/29	2,000	2,735
Toll Brothers Finance Corporation, 3.800%, due 11/1/29	1,500	1,588
United Rentals North America, Inc., 5.250%, due 1/15/30	1,250	1,360
Omnicom Group, Inc., 2.450%, due 4/30/30	2,800	2,771
Abbott Laboratories, 1.400%, due 6/30/30	2,000	1,870
Intuit, Inc., 1.650%, due 7/15/30	1,200	1,139
FLIR Systems, Inc., 2.500%, due 8/1/30	2,500	2,449
Alphabet, Inc., 1.100%, due 8/15/30	2,620	2,410
Johnson Controls International plc, 1.750%, due 9/15/30	2,100	1,970
Fresenius Medical Care U.S. Finance III, Inc.—144A, 2.375%, due 2/16/31	1,800	1,718
Goodyear Tire & Rubber Co., 5.250%, due 4/30/31	2,000	2,000
Boston Properties L.P., 2.550%, due 4/1/32	1,585	1,520
Costco Wholesale Corporation, 1.750%, due 4/20/32	2,500	2,390
Owens Corning, 7.000%, due 12/1/36	2,250	3,078
Yum! Brands, Inc., 6.875%, due 11/15/37	1,250	1,518
ConocoPhillips, 6.500%, due 2/1/39	2,000	2,852
Citigroup, Inc., 5.875%, due 1/30/42	2,000	2,715
Bank of America Corporation, 5.875%, due 2/7/42	2,000	2,735
Orbia Advance Corp S.A.B. de C.V. —144A, 5.875%, due 9/17/44	2,250	2,636
AbbVie, Inc., 4.700%, due 5/14/45	2,250	2,675
ERP Operating L.P., 4.500%, due 6/1/45	2,500	2,916
Apple, Inc., 4.650%, due 2/23/46	2,250	2,797
PepsiCo, Inc., 4.450%, due 4/14/46	2,250	2,723

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)
Activision Blizzard, Inc., 2.500%, due 9/15/50	$2,600	$2,181
AT&T, Inc., 5.700%, due 3/1/57	2,000	2,549
Comcast Corporation, 4.950%, due 10/15/58	2,000	2,613
Altria Group, Inc., 6.200%, due 2/14/59	2,250	2,742
Amazon.com, Inc., 2.700%, due 6/3/60	2,500	2,214
Microsoft Corporation, 3.041%, due 3/17/62	2,032	1,992
Corning, Inc., 5.850%, due 11/15/68	2,150	2,840

Total Corporate Obligations		124,781

Total Long-Term Investments—98.4% (cost $303,205)		314,060

Repurchase Agreement—0.1%
Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $163, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $167	163	163

Total Repurchase Agreement—0.1% (cost $163)		163

Commercial Paper—0.7%
Ameren Corporation, 0.112%, due 4/1/21	2,200	2,200

Total Commercial Paper—0.7% (cost $2,200)		2,200

Total Investments—100.2% (cost $305,568)		316,423

Securities Sold , Not Yet Purchased

U.S. Government Agency—(1.7)%

Federal National Mortgage Association (FNMA)—(1.7)%
TBA, 4.000%, due 5/1/51	(5,000)	(5,372)

Total Securities Sold , Not Yet Purchased—(1.7)% (proceeds $5,373)		(5,372)

Cash and other assets, less liabilities—1.5%		4,895

Net assets—100.0%		$315,946

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

TBA = To Be Announced—TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2021. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swaps, aggregating a total of $1,119 (in thousands).

(b) Amount is less than the minimum amount disclosed.

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY- 34	Buy	5.000%	3M	June 2025	ICE	$9,200	$(221)	$(863)	$(642)
CDX.NA.HY- 35	Buy	5.000%	3M	December 2025	ICE	5,000	(241)	(463)	(222)
CDX.NA.IG- 35	Buy	1.000%	3M	December 2030	ICE	15,000	(103)	(116)	(13)
Total net unrealized appreciation (depreciation) on swaps									$(877)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—57.5%

U.S. Treasury Inflation Indexed Notes/Bonds—3.7%
U.S. Treasury Inflation Indexed Bond, 2.375%, due 1/15/27	$324	$397
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	1,432	2,009

Total U.S. Treasury Inflation Indexed Notes/Bonds		2,406

U.S. Treasury—6.9%
U.S. Treasury Note, 0.235%, due 7/31/21	175	175
U.S. Treasury Note, 0.315%, due 10/31/21	1,000	1,001
U.S. Treasury Note, 2.500%, due 2/15/22(a)	470	480
U.S. Treasury Note, 0.064%, due 1/31/23	500	500
U.S. Treasury Note, 0.250%, due 7/31/25	1,000	978
U.S. Treasury Note, 1.125%, due 2/28/27	600	598
U.S. Treasury Strip Principal, 0.000%, due 8/15/27	775	715

Total U.S. Treasury		4,447

Federal Home Loan Mortgage Corp. (FHLMC)—6.4%
#E02490, 6.000%, due 4/1/23	10	11
#J13022, 4.000%, due 9/1/25	137	146
#G14150, 4.500%, due 4/1/26	43	46
#J16051, 4.500%, due 7/1/26	347	373
#G15030, 4.000%, due 3/1/29	254	275
#A17603, 5.500%, due 1/1/34	342	399
#G01705, 5.500%, due 6/1/34	611	716
#A45790, 7.500%, due 5/1/35	60	68
#G04126, 6.000%, due 6/1/37	140	168
#G04564, 6.000%, due 12/1/37	108	129
#G05566, 5.500%, due 12/1/38	78	92
#G05875, 5.500%, due 2/1/40	53	63
#G61450, 6.000%, due 4/1/40	1,273	1,529
#C03665, 9.000%, due 4/1/41	82	100

Total FHLMC Mortgage Obligations		4,115

Federal National Mortgage Association (FNMA)—40.5%
FNR G93-19 SH, 1M USD LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	5	5
#982885, 5.000%, due 5/1/23	65	69
#933985, 5.500%, due 8/1/23	38	39
#255956, 5.500%, due 10/1/25	15	16
#AH0971, 4.000%, due 12/1/25	156	166
#AL2853, 4.500%, due 6/1/26	232	245
#AJ6954, 4.000%, due 11/1/26	75	80
#256639, 5.000%, due 2/1/27	4	4
#806458, 8.000%, due 6/1/28	55	62
#AL9857, 4.000%, due 2/1/29	3,008	3,212
#880155, 8.500%, due 7/1/29	87	99
#797846, 7.000%, due 3/1/32	3	3
#745519, 8.500%, due 5/1/32	39	42
#654674, 6.500%, due 9/1/32	26	30
#AD0725, 7.000%, due 12/1/32	426	506
#254693, 5.500%, due 4/1/33	3	4
#711736, 5.500%, due 6/1/33	49	58
#555531, 5.500%, due 6/1/33	31	36
#555591, 5.500%, due 7/1/33	5	6
#CA2754, 4.500%, due 11/1/33	314	344

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#AL3455, 5.500%, due 11/1/33	$976	$1,138
#725424, 5.500%, due 4/1/34	34	39
#AL6413, 8.000%, due 8/1/34	125	144
#CA5931, 4.000%, due 5/1/35	3,985	4,405
#AL6412, 7.500%, due 9/1/35	322	371
#888884, 5.500%, due 12/1/35	79	92
#CA8368, 2.000%, due 12/1/35	976	1,008
#928658, 6.500%, due 9/1/37	13	15
#889371, 6.000%, due 1/1/38	1,430	1,711
#FM1735, 6.500%, due 10/1/38	1,089	1,325
#991911, 7.000%, due 11/1/38	46	52
#995076, 6.000%, due 11/1/38	397	478
#FM2467, 6.000%, due 1/1/39	406	490
#FM1736, 6.500%, due 10/1/39	1,040	1,252
#BM5204, 6.500%, due 6/1/40	113	136
#BM1689, 5.500%, due 8/1/40	247	289
#BM3525, 6.000%, due 4/1/41	—	—(b)
#AL9226, 5.500%, due 12/1/41	2,966	3,500
#BM1328, 6.000%, due 1/1/42	1,220	1,465
#AL9225, 6.000%, due 1/1/42	1,127	1,348
#BM5121, 5.500%, due 12/1/48	1,576	1,885

Total FNMA Mortgage Obligations		26,169

Asset-Backed Securities—4.3%
Verizon Owner Trust 2018-1—144A, 2018-1A, Tranche A1A, 2.820%, 9/20/22	33	33
Citibank Credit Card Issuance Trust, 2016-A3, Tranche A3, 1M USD LIBOR + 0.490%, 0.594%, 12/7/23, VRN	800	803
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	950	969
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	425	436
Carmax Auto Owner Trust, 2021-1, Tranche C, 0.940%, 12/15/26	550	543

Total Asset-Backed Securities		2,784

Corporate Obligations—37.9%
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand—144A, 4.125%, due 11/9/22	475	495
Bank of Montreal, SOFR + 0.680%, 0.690%, due 3/10/23, VRN	600	606
Canadian Imperial Bank of Commerce, SOFR + 0.800%, 0.810%, due 3/17/23, VRN	750	756
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	250	262
Shell International Finance BV, 0.375%, due 9/15/23	500	499
GlaxoSmithKline Capital plc, 0.534%, due 10/1/23	300	301
Ally Financial, Inc., 1.450%, due 10/2/23	525	533

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)
Royal Bank of Canada, SOFR + 0.450%, 0.474%, due 10/26/23, VRN	$350	$351
KeyBank NA, SOFR + 0.340%, 0.350%, due 1/3/24, VRN	700	700
Toyota Motor Credit Corporation, SOFR + 0.330%, 0.367%, due 1/11/24, VRN	650	652
Wells Fargo & Co., 4.480%, due 1/16/24	650	716
Mitsubishi UFJ Financial Group, Inc., 3.407%, due 3/7/24	550	589
The Charles Schwab Corporation, SOFR + 0.500%, 0.510%, due 3/18/24, VRN	600	604
BMW US Capital LLC Co.—144A, SOFR + 53.000%, 0.540%, due 4/1/24, VRN	110	110
Citigroup, Inc., SOFR + 1.667%, 1.678%, due 5/15/24, VRN	500	510
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	500	539
JPMorgan Chase & Co., SOFR + 3.125%, 4.600%, due 2/1/25, VRN	450	456
United Parcel Service, Inc., 3.900%, due 4/1/25	500	554
The Hershey Co., 0.900%, due 6/1/25	525	521
American Honda Finance Corporation, 1.200%, due 7/8/25	450	448
Intuit, Inc., 0.950%, due 7/15/25	450	447
Skandinaviska Enskilda Banken AB—144A, 0.850%, due 9/2/25	500	489
Bank of America Corporation, SOFR + 0.910%, 0.981%, due 9/25/25, VRN	700	699
Comcast Corporation, 3.950%, due 10/15/25	600	670
Morgan Stanley, SOFR + 0.745%, 0.864%, due 10/21/25, VRN	550	547
Capital One Financial Corporation, 4.200%, due 10/29/25	500	554
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	450	495
Simon Property Group L.P., 3.300%, due 1/15/26	550	589
Tencent Holdings Ltd.—144A, 1.810%, due 1/26/26	700	702
AT&T, Inc., 4.125%, due 2/17/26	600	672
Merck & Co., Inc., 0.750%, due 2/24/26	700	689
The Bank of Nova Scotia, SOFR + 0.545%, 0.557%, due 3/2/26, VRN	675	674
ConocoPhillips Co., 4.950%, due 3/15/26	600	696
Verizon Communications, Inc., SOFR + 0.790%, 0.800%, due 3/20/26, VRN	600	604

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)
Brookfield Finance, Inc., 4.250%, due 6/2/26	$550	$620
Fibria Overseas Finance, Ltd., 5.500%, due 1/17/27	500	569
The Goldman Sachs Group, Inc., SOFR + 0.810%, 0.821%, due 3/9/27, VRN	600	596
Costco Wholesale Corporation, 1.375%, due 6/20/27	500	499
Gilead Sciences, Inc., 1.200%, due 10/1/27	400	384
Abbott Laboratories, 1.150%, due 1/30/28	600	576
Motorola Solutions, Inc., 4.600%, due 2/23/28	450	512
Roper Technologies, Inc., 4.200%, due 9/15/28	375	422
The Kroger Co., 8.000%, due 9/15/29	450	615
Toll Brothers Finance Corporation, 3.800%, due 11/1/29	250	265
Amazon.com, Inc., 1.500%, due 6/3/30	450	429
Johnson Controls International plc, 1.750%, due 9/15/30	350	328

Total Corporate Obligations		24,544

Total Long-Term Investments—99.7% (cost $63,395)		64,465

Repurchase Agreement—0.3%
Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $170, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $173	170	170

Total Repurchase Agreement—0.3% (cost $170)		170

Total Investments—100.0% (cost $63,565)		64,635

Securities Sold , Not Yet Purchased

U.S. Government Agency—(1.7)%

Federal National Mortgage Association (FNMA)—(1.7)%
TBA, 4.000%, due 5/1/51	(1,000)	(1,075)

Total Securities Sold , Not Yet Purchased—(1.7)% (proceeds $1,075)		(1,075)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Cash and other assets, less liabilities—1.7%	$1,114

Net assets—100.0%	$64,674

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

TBA = To Be Announced—TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2021. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $357 (in thousands).

(b) Amount is less than the minimum amount disclosed.

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY- 34	Buy	5.000%	3M	June 2025	ICE	$4,600	$(110)	$(431)	$(321)

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—55.1%

U.S. Treasury—13.4%
U.S. Treasury Strip Principal, 0.000%, due 8/15/21	$3,000	$2,999
U.S. Treasury Note, 0.315%, due 10/31/21	3,950	3,955
U.S. Treasury Note, 0.169%, due 1/31/22	4,750	4,756
U.S. Treasury Note, 2.500%, due 1/15/22	4,000	4,077
U.S. Treasury Note, 0.129%, due 4/30/22	4,500	4,505
U.S. Treasury Note, 0.064%, due 1/31/23	2,000	2,001

Total U.S. Treasury		22,293

Federal Home Loan Mortgage Corp. (FHLMC)—9.8%
#E02322, 5.500%, due 5/1/22	2	2
#G12725, 6.000%, due 6/1/22	12	12
#G13225, 5.000%, due 6/1/23	310	325
#J08450, 5.500%, due 7/1/23	5	5
#J08703, 5.500%, due 9/1/23	3	3
#C00351, 8.000%, due 7/1/24	15	16
#J11208, 5.000%, due 11/1/24	13	14
#G00363, 8.000%, due 6/1/25	27	29
#C80329, 8.000%, due 8/1/25	5	5
#G14643, 4.000%, due 8/1/26	68	73
#G14550, 4.500%, due 9/1/26	402	423
#G15360, 4.500%, due 11/1/26	153	163
#G14402, 4.000%, due 2/1/27	114	122
#G04821, 8.500%, due 7/1/31	1,068	1,266
#G02454, 6.500%, due 7/1/32	485	546
#ZT1221, 5.500%, due 1/1/33	443	516
#A81372, 6.000%, due 8/1/38	125	145
#G04687, 6.000%, due 9/1/38	37	43
#G04745, 6.000%, due 9/1/38	123	142
#G06085, 6.500%, due 9/1/38	35	41
#G60681, 7.000%, due 2/1/39	4,531	5,552
#G07480, 6.000%, due 5/1/39	570	676
#G60680, 6.500%, due 9/1/39	542	644
#G07058, 6.000%, due 9/1/39	567	696
#G61450, 6.000%, due 4/1/40	3,820	4,588
#G61050, 5.500%, due 3/1/41	265	312

Total FHLMC Mortgage Obligations		16,359

Federal National Mortgage Association (FNMA)—31.9%
#831497, 6.000%, due 4/1/21	1	1
#879607, 5.500%, due 4/1/21	—	—(a)
#831525, 5.500%, due 6/1/21	—	—(a)
#880993, 6.000%, due 1/1/22	—	—(a)
#888982, 6.000%, due 12/1/22	16	17
#972934, 5.500%, due 2/1/23	20	20
#889670, 5.500%, due 6/1/23	4	4
#AE0011, 5.500%, due 9/1/23	2	2
#995395, 6.000%, due 12/1/23	7	8
#995253, 5.500%, due 12/1/23	158	161
#190988, 9.000%, due 6/1/24	1	1
#AL8529, 6.000%, due 11/1/24	1,892	1,966
#AL2853, 4.500%, due 6/1/26	734	777
#AI4748, 4.000%, due 7/1/26	150	160
#AL9730, 4.500%, due 2/1/27	1,238	1,319
#BM3382, 5.000%, due 3/1/27	761	800
#AL3388, 4.000%, due 9/1/27	259	277

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#AL9870, 6.500%, due 2/1/28	$612	$687
#AL4502, 4.000%, due 11/1/28	333	361
#AL9857, 4.000%, due 2/1/29	3,073	3,281
#323933, 7.000%, due 9/1/29	209	245
#555933, 7.000%, due 6/1/32	272	310
#555866, 7.500%, due 3/1/33	159	187
#745409, 7.000%, due 4/1/33	386	437
#CA2408, 4.000%, due 10/1/33	151	166
#CA2754, 4.500%, due 11/1/33	94	103
#725228, 6.000%, due 3/1/34	689	809
#AL6413, 8.000%, due 8/1/34	145	167
#AD0720, 5.500%, due 12/1/34	193	225
#CA5298, 4.000%, due 2/1/35	4,151	4,588
#AL6412, 7.500%, due 9/1/35	537	618
#CA8368, 2.000%, due 12/1/35	1,463	1,512
#886762, 7.000%, due 9/1/36	176	212
#888530, 7.500%, due 8/1/37	1,413	1,731
#AD0731, 7.500%, due 8/1/37	3,864	4,633
#AL6411, 7.000%, due 12/1/37	1,048	1,202
#889219, 6.000%, due 3/1/38	1,000	1,234
#FM1735, 6.500%, due 10/1/38	1,944	2,366
#995076, 6.000%, due 11/1/38	1,811	2,183
#AD0100, 7.000%, due 12/1/38	391	468
#FM2467, 6.000%, due 1/1/39	1,624	1,961
#FM1736, 6.500%, due 10/1/39	2,512	3,024
#BM5204, 6.500%, due 6/1/40	2,197	2,642
#AL0515, 6.000%, due 7/1/40	443	542
#BM3525, 6.000%, due 4/1/41	2,271	2,719
#AL9226, 5.500%, due 12/1/41	2,081	2,455
#BM1328, 6.000%, due 1/1/42	1,173	1,409
#AL9225, 6.000%, due 1/1/42	1,844	2,206
#AL6276, 5.500%, due 10/1/43	150	173
#BM5121, 5.500%, due 12/1/48	1,040	1,244
#CA5837, 6.000%, due 7/1/49	1,347	1,614

Total FNMA Mortgage Obligations		53,227

Asset-Backed Securities—10.2%
Tesla Auto Lease Trust 2018-B—144A, 2018-B, Tranche A, 3.710%, 8/20/21	165	165
Honda Auto Receivables Owner Trust, 2019-3, Tranche A2, 1.900%, 4/15/22	170	171
Ford Credit Auto Lease Trust 2019-B, 2019-B, Tranche A4, 2.270%, 11/15/22	329	333
Toyota Auto Receivables 2020-B Owner Trust, 2020-B, Tranche A2, 1.380%, 12/15/22	736	739
Tesla Auto Lease Trust—144A, 2019-A, Tranche C, 2.680%, 1/20/23	675	694
Mercedes-Benz Auto Lease Trust 2020-B, 2020-B, Tranche A2, 0.310%, 2/15/23	488	488
GM Financial Automobile Leasing Trust, 2019-2, Tranche C, 3.120%, 3/20/23	425	432
Verizon Owner Trust 2018-A, 2018-A, Tranche A1A, 3.230%, 4/20/23	904	913

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Asset-Backed Securities—(continued)
Kubota Credit Owner Trust—144A, 2020-2A, Tranche A2, 0.410%, 6/15/23	$1,486	$1,488
BA Credit Card Trust, 2018-A2, Tranche A2, 3.000%, 9/15/23	1,000	1,001
GM Financial Consumer Automobile Receivables Trust, 2018-4, Tranche A3, 3.210%, 10/16/23	448	454
Nissan Auto Lease Trust 2020-B, 2020-B, Tranche A3, 0.430%, 10/16/23	550	551
Citibank Credit Card Issuance Trust, 2016-A3, Tranche A3, 1M USD LIBOR + 0.490%, 0.594%, 12/7/23, VRN	1,150	1,154
Discover Card Execution Note Trust, 2019-A2, Tranche A, 1M USD LIBOR + 0.270%, 0.376%, 12/15/23, VRN	647	648
Discover Card Execution Note Trust, 2018-A3, Tranche A3, 1M USD LIBOR + 0.230%, 0.336%, 12/15/23, VRN	920	922
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	1,400	1,427
Chase Issuance Trust, 2017-A2, Tranche A, 1M USD LIBOR + 0.400%, 0.506%, 3/15/24, VRN	1,545	1,552
Verizon Owner Trust 2019-C, 2019-C, Tranche C, 2.160%, 4/22/24	60	62
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	1,250	1,283
Nissan Auto Receivables 2020-A Owner Trust, 2020-A, Tranche A3, 1.380%, 12/16/24	1,126	1,143
American Express Credit Account Master Trust, 2017-5, Tranche B, 1M USD LIBOR + 0.580%, 0.686%, 2/18/25, VRN	450	452
CNH Equipment Trust 2020-A, 2020-A, Tranche A3, 1.160%, 6/16/25	300	303
CarMax Auto Owner Trust, 2020-1, Tranche C, 2.340%, 11/17/25	600	622

Total Asset-Backed Securities		16,997

Corporate Obligations—33.6%
Mizuho Financial Group, Inc.—144A, 3M USD LIBOR + 1.480%, 1.704%, due 4/12/21, VRN	2,000	2,001
Bank of America Corporation, 3M USD LIBOR + 1.420%, 1.643%, due 4/19/21, VRN	1,200	1,201
American Express Credit Corporation, 2.250%, due 5/5/21	1,500	1,500
JPMorgan Chase & Co., 4.625%, due 5/10/21	951	955
Chevron Corporation, 3M USD LIBOR + 0.950%, 1.144%, due 5/16/21, VRN	500	501
American Express Co., 3M USD LIBOR + 0.525%, 0.717%, due 5/17/21, VRN	1,225	1,225
American Honda Finance Corporation, 3M USD LIBOR + 0.350%, 0.527%, due 6/11/21, VRN	2,893	2,895
Citibank NA, 3.400%, due 7/23/21	525	529
Wells Fargo & Co., 2.100%, due 7/26/21	3,000	3,017
Citigroup, Inc., 3M USD LIBOR + 1.190%, 1.392%, due 8/2/21, VRN	1,305	1,310

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Corporate Obligations—(continued)
Toyota Motor Credit Corporation, SOFR + 0.340%, 0.371%, due 10/14/22, VRN	$200	$200
Met Tower Global Funding—144A, SOFR + 0.550%, 0.580%, due 1/17/23, VRN	1,481	1,489
Morgan Stanley, SOFR + 0.700%, 0.725%, due 1/20/23, VRN	3,900	3,912
Capital One Bank USA NA, SOFR + 0.616%, 2.014%, due 1/27/23, VRN	1,400	1,417
Bank of Montreal, SOFR + 0.680%, 0.690%, due 3/10/23, VRN	2,900	2,926
Canadian Imperial Bank of Commerce, SOFR + 0.800%, 0.810%, due 3/17/23, VRN	1,000	1,009
The Bank of Nova Scotia, SOFR + 0.550%, 0.560%, due 9/15/23, VRN	2,000	2,010
Royal Bank of Canada, SOFR + 0.450%, 0.474%, due 10/26/23, VRN	1,500	1,504
Canadian Imperial Bank of Commerce, SOFR + 0.400%, 0.410%, due 12/14/23, VRN	1,900	1,900
KeyBank NA, SOFR + 0.340%, 0.350%, due 1/3/24, VRN	2,900	2,900
Metropolitan Life Global Funding I—144A, SOFR + 0.320%, 0.358%, due 1/7/24, VRN	1,500	1,504
Toyota Motor Credit Corporation, SOFR + 0.330%, 0.367%, due 1/11/24, VRN	2,800	2,809
The Toronto-Dominion Bank, SOFR + 0.355%, 0.367%, due 3/4/24, VRN	2,900	2,901
Roche Holdings, Inc.—144A, SOFR + 0.240%, 0.251%, due 3/5/24, VRN	1,150	1,151
JPMorgan Chase & Co., SOFR + 0.580%, 0.590%, due 3/16/24, VRN	1,825	1,832
The Charles Schwab Corporation, SOFR + 0.500%, 0.510%, due 3/18/24, VRN	2,700	2,718
BMW US Capital LLC Co.—144A, SOFR + 53.000%, 1.000%, due 4/1/24, VRN	500	501
Royal Bank of Canada, SOFR + 0.525%, 0.554%, due 1/20/26, VRN	1,500	1,497
The Bank of Nova Scotia, SOFR + 0.545%, 0.557%, due 3/2/26, VRN	925	923
Verizon Communications, Inc., SOFR + 0.790%, 0.800%, due 3/20/26, VRN	2,900	2,919
The Goldman Sachs Group, Inc., SOFR + 0.810%, 0.821%, due 3/9/27, VRN	2,900	2,882

Total Corporate Obligations		56,038

Total Long-Term Investments—98.9% (cost $164,525)		164,914

Repurchase Agreement—1.0%
Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $1,630, collateralized by U.S. Treasury Bond, 2.000%, due 2/15/50, valued at $1,663	1,630	1,630

Total Repurchase Agreement—1.0% (cost $1,630)		1,630

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Total Investments—99.9% (cost $166,155)		$166,544

Securities Sold , Not Yet Purchased

U.S. Government Agency—(14.0)%

Federal National Mortgage Association (FNMA)—(14.0)%
TBA, 2.500%, due 5/1/36	$(10,000)	(10,402)
TBA, 4.000%, due 5/1/51	(12,000)	(12,893)

Total Securities Sold , Not Yet Purchased—(14.0)% (proceeds $23,402)		(23,296)

Cash and other assets, less liabilities—14.1%		23,442

Net assets—100.0%		$166,690

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

TBA = To Be Announced —TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after March 31, 2021. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

(a) Amount is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Exchange-Traded Funds—65.3%

Equity Exchange-Traded Funds—61.3%
Energy Select Sector SPDR Fund	53,700	$2,635
Financial Select Sector SPDR Fund	83,000	2,826
iShares MSCI Brazil ETF	99,800	3,338
iShares MSCI India ETF	10,200	430
SPDR S&P 500 ETF Trust	393,200	155,837
Utilities Select Sector SPDR Fund	11,100	711
Vietnam Enterprise Investments, Ltd. Class “C”	696,748	5,744

Total Equity Exchange-Traded Funds		171,521

Fixed Income Exchange-Traded Funds—4.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	64,500	8,388
SPDR Bloomberg Barclays High Yield Bond ETF	27,200	2,960

Total Fixed Income Exchange-Traded Funds		11,348

Total Exchange-Traded Funds—65.3% (cost $137,643)		182,869

Common Stocks—4.3%

Emerging Asia—1.5%

Philippines—1.5%
Aboitiz Equity Ventures, Inc. (Industrial conglomerates)	185,163	132
Ayala Corporation (Industrial conglomerates)	24,300	370
Ayala Land, Inc. (Real estate management & development)	666,910	472
Bank of the Philippine Islands (Banks)	155,006	260
BDO Unibank, Inc. (Banks)	165,123	347
Globe Telecom, Inc. (Wireless telecommunication services)	3,163	122
GT Capital Holdings, Inc. (Diversified financial services)	7,975	86
International Container Terminal Services, Inc. (Transportation infrastructure)	88,154	220
JG Summit Holdings, Inc. (Industrial conglomerates)	260,594	321
Jollibee Foods Corporation (Hotels, restaurants & leisure)	35,005	128
Manila Electric Co. (Electric utilities)	19,247	108
Megaworld Corporation (Real estate management & development)	1,002,038	74
Metro Pacific Investments Corporation (Diversified financial services)	1,146,973	88
Metropolitan Bank & Trust Co. (Banks)	152,967	140
PLDT, Inc. (Wireless telecommunication services)	8,056	203
Puregold Price Club, Inc. (Food & staples retailing)	107,530	87
SM Investments Corporation (Industrial conglomerates)	20,851	412
SM Prime Holdings, Inc. (Real estate management & development)	824,474	594
Universal Robina Corporation (Food products)	78,434	215

		4,379

Emerging Latin America—2.8%

Chile—2.8%
Banco de Chile (Banks)	8,648,503	1,020
Banco de Credito e Inversiones S.A. (Banks)	10,111	535
Banco Santander Chile (Banks)	12,392,049	774
Cencosud S.A. (Food & staples retailing)	313,755	671
Cencosud Shopping S.A.	102,518	213
Cia Cervecerias Unidas S.A. (Beverages)	32,976	289
Colbun S.A. (Independent power & renewable electricity producers)	1,677,888	327

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount		Value

	Common Stocks—(continued)

	Emerging Latin America — (continued)
	Empresas CMPC S.A. (Paper & forest products)		225,122	$723
	Empresas COPEC S.A. (Oil, gas & consumable fuels)		73,462	907
	Enel Americas S.A. (Electric utilities)		6,760,566	1,127
*	Enel Chile S.A. (Electric utilities)		5,867,452	457
	Falabella S.A. (Multiline retail)		158,200	718

				7,761
	Total Common Stocks—4.3% (cost $9,807)			12,140

	Foreign Government Bonds—12.6%

	Brazil—3.9%
	Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/25	BRL	58,370	10,941

	Malaysia—3.8%
	Malaysia Government Bond, 3.480%, due 3/15/23	MYR	42,610	10,543

	South Africa—4.9%
	Republic of South Africa Government Bond, 8.000%, due 1/31/30	ZAR	65,055	4,017
	Republic of South Africa Government Bond, 7.000%, due 2/28/31	ZAR	177,645	9,825

				13,842
	Total Foreign Government Bonds—12.6% (cost $35,934)			35,326

	Preferred Stocks—0.5%

	Emerging Latin America—0.5%

	Chile—0.5%
	Embotelladora Andina S.A. Class “B” (Beverages)		79,237	210
	Sociedad Quimica y Minera de Chile S.A. Class “B” (Chemicals)		21,391	1,146

				1,356

	Total Preferred Stocks—0.5% (cost $936)			1,356

	Rights—0.0%

	Emerging Latin America—0.0%

	Chile—0.0%
	Sociedad Quimica y Minera de Chile S.A. (Chemicals)		3,997	16

	Total Rights—0.0% (cost $0)			16

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corporation, 0.000% dated 3/31/21, due 4/1/21, repurchase price $4,890, collateralized by U.S. Treasury Note, 2.250%, due 11/15/27, valued at $4,988	$4,890	$4,890

Total Repurchase Agreement—1.8% (cost $4,890)		4,890

U.S. Government—15.2%
U.S. Treasury Bill, 0.153%, due 7/15/21	2,275	2,275
U.S. Treasury Bill, 0.133%, due 8/12/21(a)	4,225	4,225
U.S. Treasury Bill, 0.128%, due 9/9/21	3,500	3,500
U.S. Treasury Bill, 0.104%, due 10/7/21(a)(b)	5,500	5,499
U.S. Treasury Bill, 0.098%, due 11/4/21(b)	5,500	5,499
U.S. Treasury Bill, 0.096%, due 12/2/21(a)	5,500	5,498
U.S. Treasury Bill, 0.101%, due 12/30/21(a)	5,500	5,498
U.S. Treasury Bill, 0.086%, due 1/27/22(b)	5,500	5,498
U.S. Treasury Bill, 0.074%, due 2/24/22(a)	3,000	2,998
U.S. Treasury Bill, 0.068%, due 3/24/22	2,000	1,999

Total U.S. Government—15.2% (cost $42,474)		42,489

Total Investments in Securities—99.7% (cost $231,684)		279,086

Total Written Options—(0.0)% (premiums received $218)		(78)

Cash and other assets, less liabilities—0.3%		920

Net assets—100.0%		$279,928

* = Non-income producing security

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $18,147 (in thousands).

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts and foreign forward currency contracts aggregating a total value of $3,822 (in thousands).

Written Options Contracts

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
Energy Select Sector SPDR ETF	Credit Suisse International	52	04/16/21	1,688	$16,880	$(78)	$(218)	$140

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased

4/21/21	Australian Dollar	Citibank N.A. London	1,171	$893	$889	$(4)
4/21/21	British Pound Sterling	Citibank N.A. London	9,257	12,917	12,762	(155)
4/21/21	Chilean Peso	Citibank N.A. London	423,421	589	588	(1)
4/21/21	Chinese Yuan Renminbi	Citibank N.A. London	4,177	639	636	(3)
4/21/21	Colombian Peso	Citibank N.A. London	63,641,792	17,987	17,377	(610)
4/21/21	Czech Koruna	Citibank N.A. London	12,345	555	555	—
4/21/21	Euro	Citibank N.A. London	843	995	989	(6)
4/21/21	Hong Kong Dollar	Citibank N.A. London	4,515	581	581	—
4/21/21	Indonesian Rupiah	Citibank N.A. London	7,093,392	486	486	—
4/21/21	Israeli Shekel	Citibank N.A. London	2,924	884	875	(9)
4/21/21	Japanese Yen	Citibank N.A. London	1,832,311	16,859	16,551	(308)
4/21/21	Mexican Peso	Citibank N.A. London	504,523	24,226	24,643	417
4/21/21	New Turkish Lira	Citibank N.A. London	285,109	37,046	34,029	(3,017)
4/21/21	New Zealand Dollar	Citibank N.A. London	1,036	723	724	1
4/21/21	Philippine Peso	Citibank N.A. London	813,454	16,732	16,732	—
4/21/21	Russian Ruble	Citibank N.A. London	1,631,640	22,098	21,538	(560)
4/21/21	Singapore Dollar	Citibank N.A. London	36,967	27,538	27,478	(60)
4/21/21	South African Rand	Citibank N.A. London	92,558	6,155	6,258	103
4/21/21	South Korean Won	Citibank N.A. London	448,366	398	398	—
4/21/21	Swedish Krona	Citibank N.A. London	59,765	7,034	6,844	(190)
4/21/21	Swiss Franc	Citibank N.A. London	528	559	559	—
4/21/21	Taiwan Dollar	Citibank N.A. London	21,603	769	760	(9)
4/22/21	Brazilian Real	Citibank N.A. London	117,252	21,032	20,810	(222)
4/22/21	Indian Rupee	Citibank N.A. London	557,379	7,619	7,593	(26)
						$(4,659)

Sold

4/21/21	Australian Dollar	Citibank N.A. London	41,167	31,922	31,272	650
4/21/21	British Pound Sterling	Citibank N.A. London	455	624	627	(3)
4/21/21	Canadian Dollar	Citibank N.A. London	10,818	8,605	8,609	(4)
4/21/21	Chilean Peso	Citibank N.A. London	6,686,719	9,324	9,283	41
4/21/21	Chinese Yuan Renminbi	Citibank N.A. London	135,162	20,755	20,566	189
4/21/21	Colombian Peso	Citibank N.A. London	2,605,901	709	711	(2)
4/21/21	Czech Koruna	Citibank N.A. London	300,377	13,695	13,497	198
4/21/21	Euro	Citibank N.A. London	23,195	27,714	27,209	505
4/21/21	Hong Kong Dollar	Citibank N.A. London	110,422	14,231	14,204	27
4/21/21	Indonesian Rupiah	Citibank N.A. London	173,614,173	12,030	11,892	138
4/21/21	Israeli Shekel	Citibank N.A. London	80,791	24,440	24,170	270
4/21/21	Mexican Peso	Citibank N.A. London	14,040	686	686	—
4/21/21	New Turkish Lira	Citibank N.A. London	196,655	23,363	23,472	(109)
4/21/21	New Zealand Dollar	Citibank N.A. London	37,109	26,717	25,916	801
4/21/21	Philippine Peso	Citibank N.A. London	28,891	594	594	—
4/21/21	Russian Ruble	Citibank N.A. London	54,013	705	713	(8)
4/21/21	Singapore Dollar	Citibank N.A. London	1,503	1,116	1,117	(1)
4/21/21	South African Rand	Citibank N.A. London	153,475	10,285	10,376	(91)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts - (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Sold — (continued)

4/21/21	South Korean Won	Citibank N.A. London	6,878,264	$6,074	$6,100	$(26)
4/21/21	Swiss Franc	Citibank N.A. London	14,671	15,828	15,529	299
4/21/21	Thai Baht	Citibank N.A. London	514,725	16,797	16,470	327
4/22/21	Brazilian Real	Citibank N.A. London	61,946	11,089	10,994	95
4/22/21	Indian Rupee	Citibank N.A. London	60,174	820	820	—
						$3,296
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(1,363)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands)	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Long

58	CAC 40 Index	April 2021	Euro	3,518	$4,113	$4,126	$13
57	IBEX 35 Index	April 2021	Euro	4,894	5,790	5,740	(50)
16	FTSE Taiwan Index	April 2021	U.S. Dollar	927	895	927	32
314	MSCI Singapore ETS Index	April 2021	Singapore Dollar	11,240	8,282	8,355	73
143	FTSE KLCI Index	April 2021	Malaysian Ringgit	11,240	2,759	2,711	(48)
16	KOSPI 200 Index	June 2021	South Korean Won	1,658,600	1,464	1,465	1
2	NIKKEI 225 Index	June 2021	Japanese Yen	29,220	261	264	3
62	10YR Aust Bond	June 2021	Australian Dollar	8,563	6,523	6,504	(19)
117	5YR Aust Bond	June 2021	Australian Dollar	12,363	9,401	9,390	(11)
66	SPI 200 Index	June 2021	Australian Dollar	11,164	8,485	8,479	(6)
11	DAX Index	June 2021	Euro	4,133	4,694	4,847	153
262	FTSE 100 Index	June 2021	British Pound Sterling	17,500	24,226	24,126	(100)
20	FTSE MIB Index	June 2021	Euro	2,439	2,815	2,861	46
45	MSCI China Index	June 2021	U.S. Dollar	2,677	2,736	2,677	(59)
328	MSCI Indonesia Index	June 2021	U.S. Dollar	4,871	5,082	4,871	(211)
324	MSCI World Energy Index	June 2021	U.S. Dollar	8,657	9,041	8,657	(384)
							$(567)

Short

5	Amsterdam Index	April 2021	Euro	699	$796	$820	$(24)
21	OMXS 30 Index	April 2021	Swedish Krona	4,593	518	526	(8)
39	FTSE/JSE Top 40 Index	June 2021	South African Rand	23,860	1,633	1,617	16

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands)	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Short — (continued)

322	EURO STOXX 50 Index	June 2021	Euro	12,449	$14,259	$14,598	$(339)
82	MSCI Emerging Markets Index	June 2021	U.S. Dollar	5,422	5,527	5,422	105
136	MSCI Mexico Index	June 2021	U.S. Dollar	3,319	3,339	3,319	20
11	MSCI Philippines Index	June 2021	U.S. Dollar	243	247	243	4
22	NASDAQ 100 E Mini Index	June 2021	U.S. Dollar	5,759	5,686	5,759	(73)
652	S&P 500 E Mini Index	June 2021	U.S. Dollar	129,337	128,909	129,337	(428)
15	S&P E Mini Index	June 2021	U.S. Dollar	1,440	1,488	1,440	48
33	SWISS Markets Index	June 2021	Swiss Franc	3,606	3,726	3,816	(90)
11	XAK Technology	June 2021	U.S. Dollar	1,471	1,452	1,471	(19)
17	XAY Cons Discret	June 2021	U.S. Dollar	2,886	2,866	2,886	(20)
44	10YR Can Bond	June 2021	Canadian Dollar	6,106	4,980	4,859	121
							$(687)
Total net unrealized appreciation (depreciation) on futures contracts							$(1,254)

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rates	Pay/Receive Payment Frequency	Maturity Dates	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Brazil CDI ON Deposit Rate	Pay	6.010%	3M	January 2023	CME	BRL 128,068	$—	$(118)	$(118)
China 1-Week Repo Rate	Pay	2.800%	3M	December 2025	LCH	CNY 53,420	1	13	12
Total centrally cleared interest rate swaps									$(106)

Total Return Swaps

Reference Entity	Pay/Receive Floating Rate	Floating/Fixed Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Market Value	Unrealized Appreciation (Depreciation)
10YR T-Note Future	Pay	0 bp	Jun 2021	Credit Suisse International	$4,029	$(101)	$(101)
5YR T-Note Future	Pay	0 bp	Jun 2021	Credit Suisse International	16,747	(212)	(212)
CSI 500 Net Total Return Index	Pay	(1,305) bp	Sep 2021	Credit Suisse International	6,324	323	323
Euro-Bund Future	Receive	0 bp	Jun 2021	Credit Suisse International	EUR 1,029	2	2

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, March 31, 2021 (all dollar amounts in thousands) (unaudited)

Total Return Swaps - (continued)

Reference Entity	Pay/Receive Floating Rate	Floating/Fixed Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Market Value	Unrealized Appreciation (Depreciation)
RTS Index Future	Pay	0 bp	Jun 2021	Credit Suisse International	$3,450	$(141)	$(141)
							$(129)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S34	Sell	1.000%	3M	December 2025	ICE	EUR 4,843	$122	$152	$30

Total net unrealized appreciation (depreciation) on swaps									$(205)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of March 31, 2021, the Trust had the following twenty funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Core	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Leaders
Small-Mid Cap Value[1]	Emerging Markets Growth
Small Cap Growth	Emerging Markets Small Cap Growth
Small Cap Value

Global Equity Fund	Fixed Income Funds
Global Leaders	Bond
Income
Multi-Asset and Alternative Fund	Low Duration
Macro Allocation

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.

1 Effective April 15, 2021, the Small-Mid Cap Value Fund liquidated.

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(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(c) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(d) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2021, fair valuation estimates for foreign equity securities were not obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

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(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of March 31, 2021, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

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Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Small-Mid Cap Core
Level 1 - Quoted prices
Common Stocks	$300,864	$725,752	$80,714	$40,852
Level 2 - Other significant observable inputs
Repurchase Agreements	2,261	6,222	1,639	905
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$303,125	$731,974	$82,353	$41,757

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1 - Quoted prices
Common Stocks	$3,476,560	$1,188	$698,887	$49,811
Exchange-Traded Funds			6,968	—
Level 2 - Other significant observable inputs
Repurchase Agreements	53,784	—	11,492	1,129
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$3,530,344	$1,188	$717,347	$50,940

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$123,680	$1,117,264	$2,205,098	$1,247,354
Level 2 - Other significant observable inputs
Common Stocks	—	—	5,991	3,381
Repurchase Agreements	1,613	18,773	10,476	14,756
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$125,293	$1,136,037	$2,221,565	$1,265,491

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$323,432	$270,459	$1,140,630	$319,073
Preferred Stocks	—	—	—	3,624
Level 2 - Other significant observable inputs
Common Stocks	—	—	3,256	9,605
Repurchase Agreements	3,609	994	4,706	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$327,041	$271,453	$1,148,592	$332,302
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Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1 - Quoted Prices
Common Stocks	$—	$—	$—	$12,140
Preferred Stocks	—	—	—	1,356
Rights	—	—	—	16
Exchange-Traded Funds	—	—	—	182,869
Level 2 - Other significant observable inputs
Asset-Backed Securities	4,847	2,784	16,997	—
Commercial Paper	2,200	—	—	—
Corporate Obligations	124,781	24,544	56,038	—
Foreign Government Bonds	—	—	—	35,326
Repurchase Agreements	163	170	1,630	4,890
U.S. Government and U.S. Government Agency	184,432	37,137	91,879	42,489
Level 3 - Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
None	—	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$316,423	$64,635	$166,544	$279,086
Other financial instruments
Assets
Level 1 - Quoted Prices
Futures Contracts	$—	$—	$—	$635
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	4,061
Swaps	—	—	—	367
Level 3 - Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1 - Quoted Prices
Futures Contracts	—	—	—	(1,889)
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(5,424)
Swaps	(877)	(321)	—	(572)
Written Options				(78)
U.S. Government Agency	(5,372)	(1,075)	(23,296)	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total other financial instruments	$(6,249)	$(1,396)	$(23,296)	$(2,900)

See Portfolio of Investments for Sector Classification.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. A futures contract can be closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (“initial margin deposit”). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker each day. Gains or losses on futures contracts are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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